   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 2006

                                                              FILE NO. 333-88787

                                                                       811-07329

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 16                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 96                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on December 19, 2006 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus for Series II of Stag Protector Variable Universal Life is incorporated in Part A of this Post-Effective Amendment No. 16, by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 333-88787), as filed on April 7, 2006, and declared effective on May 1, 2006.

                                     PART A

             SUPPLEMENT DATED DECEMBER 19, 2006 TO YOUR PROSPECTUS

THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS EFFECTIVE ON MARCH 12,
2007:

In the section "Fee Tables," under the section "Annual Charges Other Than Fund Operating Expenses," the following is added to "Rider Charges":

LifeAccess Accelerated Benefit           Monthly.     Minimum Charge
Rider(available for policies issued                   $0.003521 per $1,000 of the net amount at risk for a
after March 12, 2007)                                 25-year-old female preferred plus non-nicotine in the
                                                      first year.
                                                      Maximum Charge
                                                      $2.01136 per $1,000 of the net amount at risk for an
                                                      80-year-old male standard nicotine in the first year.
                                                      Charge for a representative insured
                                                      $0.00768 per $1,000 of the net amount at risk for a
                                                      42-year- old male preferred non-nicotine in the first
                                                      year.
Waiver of Specified Amount Disability    Monthly.     Minimum Charge
Benefit Rider (available for policies                 $0.04per $1 of specified amount for a 20-year old male in
issued after March 12, 2007)                          year 1
                                                      Maximum Charge
                                                      $0.107 per $1 of specified amount for a 59-year old female in year 1
                                                      Charge for a representative insured
                                                      $0.042 per $1of specified amount for a 41-year old male in year 1

UNDER THE SECTION "OTHER BENEFITS," THE FOLLOWING RIDER IS ADDED TO YOUR
PROSPECTUS:

LIFEACCESS ACCELERATED BENEFIT RIDER: In the event the Insured becomes Chronically Ill and is likely to need specified services for the remainder of the Insured's life, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. At your request the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including a written certification from a Licensed Health Care Practitioner that the Insured is Chronically Ill. In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. This rider is only available at Policy issuance and there is a charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. There rider is only available at Policy issuance and there is a charge for this rider.

IN THE SECTION "FEDERAL TAX CONSIDERATIONS," A NEW SECTION ENTITLED "SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER."

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. Where the owner and insured are not the same, other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

The maximum amount we will accelerate in one calendar year cannot exceed the Internal Revenue Service (IRS) Per Diem Limitation. Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. You may elect to receive the accelerated benefit in monthly payments or in an annual lump sum. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in an annual lump sum for Federal tax purposes. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before applying for benefits.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicare, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the rider are generally not deductible for income tax purposes.

Any adjustments made to the Death Benefit, Face Amount, and other values as a result of the LifeAccess Accelerated Benefit Rider payments, will also generally cause adjustments to the tax limits that apply to your policy.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness or long-term care contract on the Insured, receipt of benefit payments must be aggregated to determine your tax obligation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6069

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG PROTECTOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 1, 2006
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2005: $34,284,714; 2004:
$39,196,326; and 2003: $36,950,721. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current and maximum sales load in policy year 1 is 8%. The current sales load after policy year 1 is 4%. The maximum sales load is 8% in policy years 2 through 20 and 6% thereafter.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                   AIM V.I.          AIM V.I.
                           ALLIANCEBERNSTEIN       CAPITAL            MID CAP       AIM V.I.
                             SMALL/MID CAP       APPRECIATION       CORE EQUITY      PREMIER
                            VALUE PORTFOLIO          FUND              FUND        EQUITY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ------------------  ---------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                 --                  --              --
      Class IB...........       --                 --                  --              --
      Other class........        24,881              29,691             912,094        51,606
                               ========            ========         ===========    ==========
    Cost:
      Class IA...........       --                 --                  --              --
      Class IB...........       --                 --                  --              --
      Other class........      $420,237            $685,788         $11,815,298    $1,050,342
                               ========            ========         ===========    ==========
    Market Value:
      Class IA...........       --                 --                  --              --
      Class IB...........       --                 --                  --              --
      Other class........      $422,734            $732,771         $12,413,604    $1,151,839
  Due from Hartford Life
   and Annuity Insurance
   Company...............         5,264            --                    26,652           562
  Receivable from fund
   shares sold...........       --                 --                  --              --
  Other assets...........       --                 --                  --                   1
                               --------            --------         -----------    ----------
  Total Assets...........       427,998             732,771          12,440,256     1,152,402
                               --------            --------         -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                  --              --
  Payable for fund shares
   purchased.............         5,264            --                    26,652           562
  Other liabilities......       --                 --                        31        --
                               --------            --------         -----------    ----------
  Total Liabilities......         5,264            --                    26,683           562
                               --------            --------         -----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $422,734            $732,771         $12,413,573    $1,151,840
                               ========            ========         ===========    ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                    AIM V.I.       AMERICAN FUNDS  AMERICAN FUNDS
                                AIM V.I.            CAPITAL            ASSET         BLUE CHIP                     AMERICAN FUNDS
                               SMALL CAP          DEVELOPMENT        ALLOCATION      INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH
                              EQUITY FUND             FUND              FUND        GROWTH FUND      BOND FUND          FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                  --                  --              --              --              --
      Class IB...........       --                  --                  --              --              --              --
      Other class........         2,969                 708           2,693,509       2,391,195       2,023,796       1,927,318
                                =======             =======         ===========     ===========     ===========     ===========
    Cost:
      Class IA...........       --                  --                  --              --              --              --
      Class IB...........       --                  --                  --              --              --              --
      Other class........       $40,606             $11,434         $40,605,213     $23,168,444     $22,750,026     $28,218,378
                                =======             =======         ===========     ===========     ===========     ===========
    Market Value:
      Class IA...........       --                  --                  --              --              --              --
      Class IB...........       --                  --                  --              --              --              --
      Other class........       $39,968             $11,394         $44,362,087     $25,896,637     $22,706,992     $37,621,244
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --                   46,355          75,366          15,721          87,112
  Receivable from fund
   shares sold...........       --                  --                  --              --              --              --
  Other assets...........       --                  --                  --              --                    1             188
                                -------             -------         -----------     -----------     -----------     -----------
  Total Assets...........        39,968              11,394          44,408,442      25,972,003      22,722,714      37,708,544
                                -------             -------         -----------     -----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                  --                  --              --              --              --
  Payable for fund shares
   purchased.............       --                  --                   46,355          75,366          15,721          87,112
  Other liabilities......       --                  --                       61             167         --              --
                                -------             -------         -----------     -----------     -----------     -----------
  Total Liabilities......       --                  --                   46,416          75,533          15,721          87,112
                                -------             -------         -----------     -----------     -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $39,968             $11,394         $44,362,026     $25,896,470     $22,706,993     $37,621,432
                                =======             =======         ===========     ===========     ===========     ===========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            GROWTH FUND         FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --              --              --              --
      Class IB...........       --              --              --              --
      Other class........      2,655,553       3,814,465      2,161,171         766,375
                            ============    ============    ===========     ===========
    Cost:
      Class IA...........       --              --              --              --
      Class IB...........       --              --              --              --
      Other class........   $118,535,269    $121,486,460    $32,204,532     $10,351,602
                            ============    ============    ===========     ===========
    Market Value:
      Class IA...........       --              --              --              --
      Class IB...........       --              --              --              --
      Other class........   $156,624,532    $145,407,423    $40,889,364     $12,691,169
  Due from Hartford Life
   and Annuity Insurance
   Company...............        209,832         210,159         56,854          52,624
  Receivable from fund
   shares sold...........       --              --              --              --
  Other assets...........            216              74        --                   49
                            ------------    ------------    -----------     -----------
  Total Assets...........    156,834,580     145,617,656     40,946,218      12,743,842
                            ------------    ------------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --              --
  Payable for fund shares
   purchased.............        209,832         210,159         56,854          52,624
  Other liabilities......       --              --                  232         --
                            ------------    ------------    -----------     -----------
  Total Liabilities......        209,832         210,159         57,086          52,624
                            ------------    ------------    -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $156,624,748    $145,407,497    $40,889,132     $12,691,218
                            ============    ============    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS                 FIDELITY VIP
                            GLOBAL SMALL   FIDELITY VIP   EQUITY-INCOME     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER      FUND           CONTRAFUND        OVERSEAS         MID CAP
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  -------------  -------------  ------------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --             --              --              --                --             --
      Class IB...........       --             --              --              --                --             --
      Other class........     1,113,053        182,170       1,756,431           91,184          158,542          26,851
                            ===========     ==========     ===========       ==========       ==========        ========
    Cost:
      Class IA...........       --             --              --              --                --             --
      Class IB...........       --             --              --              --                --             --
      Other class........   $15,821,239     $3,041,629     $39,860,763       $2,701,389       $3,247,259        $904,824
                            ===========     ==========     ===========       ==========       ==========        ========
    Market Value:
      Class IA...........       --             --              --              --                --             --
      Class IB...........       --             --              --              --                --             --
      Other class........   $23,507,689     $2,739,837     $44,768,169       $2,798,445       $3,267,554        $930,940
  Due from Hartford Life
   and Annuity Insurance
   Company...............        63,209        --               12,220           56,895          --               12,698
  Receivable from fund
   shares sold...........       --                 522         --              --                --             --
  Other assets...........           166              4             206         --                --             --
                            -----------     ----------     -----------       ----------       ----------        --------
  Total Assets...........    23,571,064      2,740,363      44,780,595        2,855,340        3,267,554         943,638
                            -----------     ----------     -----------       ----------       ----------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 522         --              --                --             --
  Payable for fund shares
   purchased.............        63,209        --               12,220           56,895          --               12,698
  Other liabilities......       --             --              --              --                     20        --
                            -----------     ----------     -----------       ----------       ----------        --------
  Total Liabilities......        63,209            522          12,220           56,895               20          12,698
                            -----------     ----------     -----------       ----------       ----------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $23,507,855     $2,739,841     $44,768,375       $2,798,445       $3,267,534        $930,940
                            ===========     ==========     ===========       ==========       ==========        ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                              FRANKLIN      MUTUAL SHARES                      HARTFORD TOTAL
                           SMALL CAP VALUE   SECURITIES    HARTFORD ADVISERS  RETURN BOND HLS
                           SECURITIES FUND      FUND           HLS FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  -------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --               --             4,572,325         8,621,475
      Class IB...........       --               --              --                --
      Other class........      1,177,880       1,111,079         --                --
                             ===========     ===========     ============       ===========
    Cost:
      Class IA...........       --               --          $111,958,195       $99,947,562
      Class IB...........       --               --              --                --
      Other class........    $16,979,165     $17,959,296         --                --
                             ===========     ===========     ============       ===========
    Market Value:
      Class IA...........       --               --          $103,011,286       $97,151,808
      Class IB...........       --               --              --                --
      Other class........    $19,776,600     $20,188,298         --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         55,028         169,677           53,022           102,802
  Receivable from fund
   shares sold...........       --               --              --                --
  Other assets...........            229         --                   408               448
                             -----------     -----------     ------------       -----------
  Total Assets...........     19,831,857      20,357,975      103,064,716        97,255,058
                             -----------     -----------     ------------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --              --                --
  Payable for fund shares
   purchased.............         55,028         169,677           53,022           102,802
  Other liabilities......       --                    61         --                --
                             -----------     -----------     ------------       -----------
  Total Liabilities......         55,028         169,738           53,022           102,802
                             -----------     -----------     ------------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $19,776,829     $20,188,237     $103,011,694       $97,152,256
                             ===========     ===========     ============       ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                                     HARTFORD
                           HARTFORD CAPITAL  HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                           APPRECIATION HLS   AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS      EQUITY
                                 FUND              FUND              FUND             FUND             FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ---------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       4,475,353         4,600,540          122,200           85,592          281,040       1,357,559
      Class IB...........        --                --                --               --               --              --
      Other class........        --                --                --               --               --              --
                             ============       ===========       ==========       ==========       ==========     ===========
    Cost:
      Class IA...........    $210,208,081       $87,657,362       $1,469,060       $1,227,071       $1,364,960     $16,100,019
      Class IB...........        --                --                --               --               --              --
      Other class........        --                --                --               --               --              --
                             ============       ===========       ==========       ==========       ==========     ===========
    Market Value:
      Class IA...........    $237,134,872       $95,417,615       $1,525,081       $1,604,038       $1,539,696     $17,186,513
      Class IB...........        --                --                --               --               --              --
      Other class........        --                --                --               --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         155,192           102,405          --               --               --                7,603
  Receivable from fund
   shares sold...........        --                --                --                 2,251          --              --
  Other assets...........           7,715               104               28                8                2         --
                             ------------       -----------       ----------       ----------       ----------     -----------
  Total Assets...........     237,297,779        95,520,124        1,525,109        1,606,297        1,539,698      17,194,116
                             ------------       -----------       ----------       ----------       ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                --                 2,251          --              --
  Payable for fund shares
   purchased.............         155,192           102,405          --               --               --                7,603
  Other liabilities......        --                --                --               --               --                  138
                             ------------       -----------       ----------       ----------       ----------     -----------
  Total Liabilities......         155,192           102,405          --                 2,251          --                7,741
                             ------------       -----------       ----------       ----------       ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $237,142,587       $95,417,719       $1,525,109       $1,604,046       $1,539,698     $17,186,375
                             ============       ===========       ==========       ==========       ==========     ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                              HARTFORD       HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY  OPPORTUNITIES
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........        460,043       2,104,227        573,813       2,390,301
      Class IB...........       --               --             --              --
      Other class........       --               --             --              --
                             ===========     ===========     ==========     ===========
    Cost:
      Class IA...........    $11,935,392     $68,688,348     $7,937,303     $30,457,799
      Class IB...........       --               --             --              --
      Other class........       --               --             --              --
                             ===========     ===========     ==========     ===========
    Market Value:
      Class IA...........    $13,835,698     $67,278,651     $8,512,977     $32,484,971
      Class IB...........       --               --             --              --
      Other class........       --               --             --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          6,049          32,884          4,446          46,792
  Receivable from fund
   shares sold...........       --               --             --              --
  Other assets...........       --                    74              8              10
                             -----------     -----------     ----------     -----------
  Total Assets...........     13,841,747      67,311,609      8,517,431      32,531,773
                             -----------     -----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --             --              --
  Payable for fund shares
   purchased.............          6,049          32,884          4,446          46,792
  Other liabilities......             72         --             --              --
                             -----------     -----------     ----------     -----------
  Total Liabilities......          6,121          32,884          4,446          46,792
                             -----------     -----------     ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $13,835,626     $67,278,725     $8,512,985     $32,484,981
                             ===========     ===========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            HARTFORD                                           HARTFORD          HARTFORD
                             MIDCAP     HARTFORD MIDCAP  HARTFORD MONEY   MORTGAGE SECURITIES  SMALL COMPANY     HARTFORD
                            HLS FUND    VALUE HLS FUND   MARKET HLS FUND       HLS FUND          HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ---------------  -------------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........    3,016,304      1,075,115       84,236,747          1,193,690         2,206,610       2,135,655
      Class IB...........      --            --               --                --                  --             --
      Other class........      --            --               --                --                  --             --
                           ===========    ===========      ===========        ===========       ===========    ============
    Cost:
      Class IA...........  $66,623,435    $13,465,250      $84,236,747        $13,900,664       $32,803,878    $124,904,219
      Class IB...........      --            --               --                --                  --             --
      Other class........      --            --               --                --                  --             --
                           ===========    ===========      ===========        ===========       ===========    ============
    Market Value:
      Class IA...........  $86,647,686    $15,065,837      $84,236,747        $13,724,813       $43,392,744    $105,095,741
      Class IB...........      --            --               --                --                  --             --
      Other class........      --            --               --                --                  --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       18,413         13,317          432,046          --                    8,282          18,003
  Receivable from fund
   shares sold...........      --            --               --                    1,023           --             --
  Other assets...........        7,925            213            2,684                 21                20           6,838
                           -----------    -----------      -----------        -----------       -----------    ------------
  Total Assets...........   86,674,024     15,079,367       84,671,477         13,725,857        43,401,046     105,120,582
                           -----------    -----------      -----------        -----------       -----------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               --                    1,023           --             --
  Payable for fund shares
   purchased.............       18,413         13,317          432,046          --                    8,282          18,003
  Other liabilities......      --            --               --                --                  --             --
                           -----------    -----------      -----------        -----------       -----------    ------------
  Total Liabilities......       18,413         13,317          432,046              1,023             8,282          18,003
                           -----------    -----------      -----------        -----------       -----------    ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $86,655,611    $15,066,050      $84,239,431        $13,724,834       $43,392,764    $105,102,579
                           ===========    ===========      ===========        ===========       ===========    ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                HARTFORD           LORD ABBETT        LORD ABBETT
                           VALUE OPPORTUNITIES   AMERICA'S VALUE       GROWTH AND       MFS INVESTORS
                                HLS FUND            PORTFOLIO       INCOME PORTFOLIO     TRUST SERIES
                               SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -------------------  ------------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........          666,178           --                  --                --
      Class IB...........        --                  --                  --                --
      Other class........        --                    35,380             10,700               367
                               ===========           ========           ========            ======
    Cost:
      Class IA...........      $11,085,153           --                  --                --
      Class IB...........        --                  --                  --                --
      Other class........        --                  $503,880           $292,510            $7,103
                               ===========           ========           ========            ======
    Market Value:
      Class IA...........      $12,610,076           --                  --                --
      Class IB...........        --                  --                  --                --
      Other class........        --                  $492,838           $279,911            $7,080
  Due from Hartford Life
   and Annuity Insurance
   Company...............            5,239              6,049              9,653           --
  Receivable from fund
   shares sold...........        --                  --                  --                --
  Other assets...........               15           --                  --                --
                               -----------           --------           --------            ------
  Total Assets...........       12,615,330            498,887            289,564             7,080
                               -----------           --------           --------            ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                  --                --
  Payable for fund shares
   purchased.............            5,239              6,049              9,653           --
  Other liabilities......        --                  --                  --                --
                               -----------           --------           --------            ------
  Total Liabilities......            5,239              6,049              9,653           --
                               -----------           --------           --------            ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $12,610,091           $492,838           $279,911            $7,080
                               ===========           ========           ========            ======

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                               OPPENHEIMER
                                                                 CAPITAL           OPPENHEIMER                        PUTNAM VT
                               MFS NEW         MFS TOTAL       APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     DIVERSIFIED
                           DISCOVERY SERIES  RETURN SERIES         FUND               FUND         MAIN STREET FUND  INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  -------------  ------------------  -----------------  ----------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                --             --                  --                --               176,577
      Class IB...........       --                --             --                  --                --                --
      Other class........        147,876          966,245           4,010             20,051             1,408           --
                              ==========      ===========        ========           ========           =======       ==========
    Cost:
      Class IA...........       --                --             --                  --                --            $1,727,042
      Class IB...........       --                --             --                  --                --                --
      Other class........     $2,066,804      $19,449,730        $154,813           $645,239           $30,666           --
                              ==========      ===========        ========           ========           =======       ==========
    Market Value:
      Class IA...........       --                --             --                  --                --            $1,564,473
      Class IB...........       --                --             --                  --                --                --
      Other class........     $2,314,262      $19,991,610        $153,291           $664,878           $30,453           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 11,872              43             19,996           --                --
  Receivable from fund
   shares sold...........          1,635          --             --                  --                --                --
  Other assets...........       --                --             --                  --                --                     1
                              ----------      -----------        --------           --------           -------       ----------
  Total Assets...........      2,315,897       20,003,482         153,334            684,874            30,453        1,564,474
                              ----------      -----------        --------           --------           -------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          1,635          --             --                  --                --                --
  Payable for fund shares
   purchased.............       --                 11,872              43             19,996           --                --
  Other liabilities......             55               93        --                  --                --                --
                              ----------      -----------        --------           --------           -------       ----------
  Total Liabilities......          1,690           11,965              43             19,996           --                --
                              ----------      -----------        --------           --------           -------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $2,314,207      $19,991,517        $153,291           $664,878           $30,453       $1,564,474
                              ==========      ===========        ========           ========           =======       ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                              PUTNAM VT                           PUTNAM VT        PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND    HEALTH SCIENCES
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND         FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ------------------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........        65,048            802,455           959,724         278,679
      Class IB...........       --                  28,185            32,820         --
      Other class........       --                --                 --              --
                             ==========        ===========       ===========      ==========
    Cost:
      Class IA...........    $1,191,425        $16,166,131       $25,605,710      $3,087,433
      Class IB...........       --                 265,844           778,485         --
      Other class........       --                --                 --              --
                             ==========        ===========       ===========      ==========
    Market Value:
      Class IA...........    $  977,665        $ 8,939,350       $25,442,278      $3,720,359
      Class IB...........       --                 311,444           864,807         --
      Other class........       --                --                 --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                   3,255            19,985         --
  Receivable from fund
   shares sold...........             2           --                 --               16,071
  Other assets...........             1                 73                39              22
                             ----------        -----------       -----------      ----------
  Total Assets...........       977,668          9,254,122        26,327,109       3,736,452
                             ----------        -----------       -----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             2           --                 --               16,071
  Payable for fund shares
   purchased.............       --                   3,255            19,985         --
  Other liabilities......       --                --                 --              --
                             ----------        -----------       -----------      ----------
  Total Liabilities......             2              3,255            19,985          16,071
                             ----------        -----------       -----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $  977,666        $ 9,250,867       $26,307,124      $3,720,381
                             ==========        ===========       ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                         PUTNAM VT
                                                           PUTNAM VT                   INTERNATIONAL
                             PUTNAM VT                   INTERNATIONAL    PUTNAM VT         NEW        PUTNAM VT    PUTNAM VT
                            HIGH YIELD      PUTNAM VT     GROWTH AND    INTERNATIONAL  OPPORTUNITIES   INVESTORS   MONEY MARKET
                               FUND        INCOME FUND    INCOME FUND    EQUITY FUND       FUND          FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........     1,728,528      1,003,405        141,397      1,527,753        94,978       263,120      839,719
      Class IB...........       572,599        190,605        --             225,329       --             --           --
      Other class........       --             --             --             --            --             --           --
                            ===========    ===========     ==========    ===========    ==========    ==========     ========
    Cost:
      Class IA...........   $15,020,429    $12,744,043     $2,076,843    $24,573,597    $2,079,942    $3,331,890     $839,719
      Class IB...........     4,388,668      2,412,417        --           3,028,306       --             --           --
      Other class........       --             --             --             --            --             --           --
                            ===========    ===========     ==========    ===========    ==========    ==========     ========
    Market Value:
      Class IA...........   $13,275,099    $12,733,203     $2,170,451    $24,994,036    $1,399,029    $2,844,327     $839,719
      Class IB...........     4,363,208      2,403,533        --           3,663,848       --             --           --
      Other class........       --             --             --             --            --             --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        14,144          2,066        --               7,191       --             --           --
  Receivable from fund
   shares sold...........       --             --               2,401        --              2,290           826       11,348
  Other assets...........       --                   6              3            119            40            65           74
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
  Total Assets...........    17,652,451     15,138,808      2,172,855     28,665,194     1,401,359     2,845,218      851,141
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --               2,401        --              2,290           826       11,348
  Payable for fund shares
   purchased.............        14,144          2,066        --               7,191       --             --           --
  Other liabilities......            15        --             --             --            --             --           --
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
  Total Liabilities......        14,159          2,066          2,401          7,191         2,290           826       11,348
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $17,638,292    $15,136,742     $2,170,454    $28,658,003    $1,399,069    $2,844,392     $839,793
                            ===========    ===========     ==========    ===========    ==========    ==========     ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                               PUTNAM VT                        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT     OTC & EMERGING      SMALL CAP
                                 FUND         NEW VALUE FUND   GROWTH FUND        VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           -----------------  --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........         837,944          254,214         219,680         --
      Class IB...........          48,284          --              --                 5,171
      Other class........        --                --              --              --
                              ===========       ==========      ==========         ========
    Cost:
      Class IA...........     $27,539,631       $3,168,107      $4,882,450         --
      Class IB...........         760,256          --              --              $118,073
      Other class........        --                --              --              --
                              ===========       ==========      ==========         ========
    Market Value:
      Class IA...........     $15,703,077       $4,385,198      $1,438,901         --
      Class IB...........         891,318          --              --              $118,569
      Other class........        --                --              --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --              --              --
  Receivable from fund
   shares sold...........          31,124               69          12,886         --
  Other assets...........             369               10               3         --
                              -----------       ----------      ----------         --------
  Total Assets...........      16,625,888        4,385,277       1,451,790          118,569
                              -----------       ----------      ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          31,124               69          12,886         --
  Payable for fund shares
   purchased.............        --                --              --              --
  Other liabilities......        --                --              --              --
                              -----------       ----------      ----------         --------
  Total Liabilities......          31,124               69          12,886         --
                              -----------       ----------      ----------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $16,594,764       $4,385,208      $1,438,904         $118,569
                              ===========       ==========      ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                            PUTNAM VT    PUTNAM VT                                PUTNAM VT                       VAN KAMPEN
                           THE GEORGE    UTILITIES                                 CAPITAL       PUTNAM VT     LIFE INVESTMENT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME    TRUST COMSTOCK
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND      FUND           FUND           PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ------------  -------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........     268,199      147,157      127,372     1,068,164       --             --              --
      Class IB...........      --           --           --            52,578       148,222        317,424         --
      Other class........      --           --           --           --            --             --                65,572
                           ==========   ==========   ==========   ===========    ==========     ==========         ========
    Cost:
      Class IA...........  $2,813,298   $2,465,114   $2,586,546   $52,151,632       --             --              --
      Class IB...........      --           --           --         1,355,079    $2,078,811     $4,034,289         --
      Other class........      --           --           --           --            --             --              $892,139
                           ==========   ==========   ==========   ===========    ==========     ==========         ========
    Market Value:
      Class IA...........  $3,172,796   $2,130,840   $1,802,313   $30,677,656       --             --              --
      Class IB...........      --           --           --         1,501,087    $2,340,429     $4,412,200         --
      Other class........      --           --           --           --            --             --              $895,056
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --           --           --              7,939          3,167           38,071
  Receivable from fund
   shares sold...........       2,439           66          402        33,810       --             --              --
  Other assets...........          21           22            9           305       --             --              --
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Total Assets...........   3,175,256    2,130,928    1,802,724    32,212,858     2,348,368      4,415,367          933,127
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       2,439           66          402        33,810       --             --              --
  Payable for fund shares
   purchased.............      --           --           --           --              7,939          3,167           38,071
  Other liabilities......      --           --           --           --                451              3         --
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Total Liabilities......       2,439           66          402        33,810         8,390          3,170           38,071
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $3,172,817   $2,130,862   $1,802,322   $32,179,048    $2,339,978     $4,412,197         $895,056
                           ==========   ==========   ==========   ===========    ==========     ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                     UNITS OWNED BY  UNIT FAIR
SUB-ACCOUNT:                          PARTICIPANTS    VALUE #    CONTRACT LIABILITY
------------                         --------------  ----------  ------------------
AllianceBernstein Small/Mid Cap
 Value Portfolio -- Class B........         42,050   $10.053255    $      422,734
AIM V.I. Capital Appreciation
 Fund -- Class I...................         69,168    10.594074           732,771
AIM V.I. Mid Cap Core Equity
 Fund -- Class I...................        889,599    13.954120        12,413,573
AIM V.I. Premier Equity Fund --
 Class I...........................         91,498    12.588744         1,151,840
AIM V.I. Small Cap Equity Fund --
 Class S1..........................          3,831    10.434113            39,968
AIM V.I. Capital Development
 Fund -- Class S1..................          1,105    10.307493            11,394
American Funds Asset Allocation
 Fund -- Class 2...................      3,392,245    13.077484        44,362,026
American Funds Blue Chip Income and
 Growth Fund -- Class 2............      1,897,219    13.649702        25,896,470
American Funds Bond Fund --
 Class 2...........................      2,048,674    11.083750        22,706,993
American Funds Global Growth
 Fund -- Class 2...................     30,292,374     1.241944        37,621,432
American Funds Growth Fund --
 Class 2...........................    146,366,232     1.070088       156,624,748
American Funds Growth-Income
 Fund -- Class 2...................    114,769,448     1.266953       145,407,497
American Funds International
 Fund -- Class 2...................      2,246,359    18.202405        40,889,132
American Funds New World Fund --
 Class 2...........................        712,154    17.820884        12,691,218
American Funds Global Small
 Capitalization Fund -- Class 2....     14,344,510     1.638805        23,507,855
Fidelity VIP Asset Manager
 Portfolio -- Class INIT...........      1,293,414     2.118302         2,739,841
Fidelity VIP Equity-Income Fund
 Portfolio -- Class INIT...........     16,224,483     2.743539        44,512,501
Fidelity VIP Equity-Income Fund
 Portfolio -- Class SRV2...........         24,632    10.387944           255,874
Fidelity VIP Contrafund
 Portfolio -- Class SRV2...........        261,790    10.689654         2,798,445
Fidelity VIP Overseas Portfolio --
 Class INIT........................      1,519,518     2.150376         3,267,534
Fidelity VIP Mid Cap Portfolio --
 Class SRV2........................         87,563    10.631702           930,940
Franklin Small Cap Value Securities
 Fund -- Class 2...................      1,207,277    16.381351        19,776,829
Franklin Mutual Shares Securities
 Fund -- Class 2...................      1,425,325    14.163953        20,188,237
Hartford Advisers HLS Fund --
 Class IA..........................     35,681,879     2.886947       103,011,694
Hartford Total Return Bond HLS
 Fund -- Class IA..................     43,102,040     2.254006        97,152,256
Hartford Capital Appreciation HLS
 Fund -- Class IA..................     42,096,477     5.633312       237,142,587
Hartford Dividend and Growth HLS
 Fund -- Class IA..................     28,228,858     3.380148        95,417,719
Hartford Global Advisers HLS
 Fund -- Class IA..................      1,082,280     1.409162         1,525,109
Hartford Global Leaders HLS
 Fund -- Class IA..................      1,417,005     1.131997         1,604,046
Hartford Global Technology HLS
 Fund -- Class IA..................      1,869,375     0.823643         1,539,698
Hartford Disciplined Equity HLS
 Fund -- Class IA..................     12,592,439     1.364817        17,186,375
Hartford Growth Opportunities HLS
 Fund -- Class IA..................        840,930    16.452771        13,835,626
Hartford Index HLS Fund --
 Class IA..........................     20,634,209     3.260543        67,278,725
Hartford International Small
 Company HLS Fund -- Class IA......        475,660    17.897193         8,512,985
Hartford International
 Opportunities HLS Fund --
 Class IA..........................     13,725,443     2.366771        32,484,981
Hartford MidCap HLS Fund --
 Class IA..........................     26,644,122     3.252335        86,655,611
Hartford MidCap Value HLS Fund --
 Class IA..........................        934,814    16.116626        15,066,050
Hartford Money Market HLS Fund --
 Class IA..........................     52,654,745     1.599845        84,239,431
Hartford Mortgage Securities HLS
 Fund -- Class IA..................      6,716,287     2.043515        13,724,834
Hartford Small Company HLS Fund --
 Class IA..........................     22,277,708     1.947811        43,392,764
Hartford Stock HLS Fund --
 Class IA..........................     31,329,220     3.354778       105,102,579
Hartford Value Opportunities HLS
 Fund -- Class IA..................        795,231    15.857149        12,610,091
Lord Abbett America's Value
 Portfolio -- Class VC.............         49,238    10.009346           492,838
Lord Abbett Growth and Income
 Portfolio -- Class VC.............         26,991    10.370449           279,911
MFS Investors Trust Series --
 Class INIT........................            678    10.438310             7,080
MFS New Discovery Series --
 Class INIT........................        170,349    13.585071         2,314,207
MFS Total Return Series --
 Class INIT........................      1,620,828    12.334140        19,991,517
Oppenheimer Capital Appreciation
 Fund -- Class SRV.................         14,720    10.414050           153,291

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                     UNITS OWNED BY  UNIT FAIR
SUB-ACCOUNT:                          PARTICIPANTS    VALUE #    CONTRACT LIABILITY
------------                         --------------  ----------  ------------------
Oppenheimer Global Securities
 Fund -- Class SRV.................         62,077   $10.710592    $      664,878
Oppenheimer Main Street Fund --
 Class SRV.........................          2,938    10.364164            30,453
Putnam VT Diversified Income
 Fund -- Class IA..................         80,106    19.530112         1,564,474
Putnam VT Global Asset Allocation
 Fund -- Class IA..................         38,513    25.385139           977,666
Putnam VT Global Equity Fund --
 Class IA..........................        370,485    24.129019         8,939,431
Putnam VT Global Equity Fund --
 Class IB..........................         21,731    14.331216           311,436
Putnam VT Growth and Income
 Fund -- Class IA..................        794,071    32.040356        25,442,316
Putnam VT Growth and Income
 Fund -- Class IB..................         65,094    13.285600           864,808
Putnam VT Health Sciences Fund --
 Class IA..........................        266,492    13.960596         3,720,381
Putnam VT High Yield Fund --
 Class IA..........................        583,930    22.734033        13,275,089
Putnam VT High Yield Fund --
 Class IB..........................        350,068    12.463889         4,363,203
Putnam VT Income Fund --
 Class IA..........................        626,110    20.337007        12,733,204
Putnam VT Income Fund --
 Class IB..........................        225,896    10.640021         2,403,538
Putnam VT International Growth and
 Income Fund -- Class IA...........        133,879    16.212019         2,170,454
Putnam VT International Equity
 Fund -- Class IA..................      1,589,137    15.728136        24,994,157
Putnam VT International Equity
 Fund -- Class IB..................        237,299    15.439804         3,663,846
Putnam VT International New
 Opportunities Fund -- Class IA....        103,262    13.548679         1,399,069
Putnam VT Investors Fund --
 Class IA..........................        265,549    10.711383         2,844,392
Putnam VT Money Market Fund --
 Class IA..........................        528,572     1.588794           839,793
Putnam VT New Opportunities
 Fund -- Class IA..................        698,301    22.488065        15,703,448
Putnam VT New Opportunities
 Fund -- Class IB..................         63,761    13.979089           891,316
Putnam VT New Value Fund --
 Class IA..........................        235,231    18.642121         4,385,208
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................        203,306     7.077526         1,438,904
Putnam VT Small Cap Value Fund --
 Class IB..........................         11,784    10.061432           118,569
Putnam VT The George Putnam Fund of
 Boston -- Class IA................        223,797    14.177205         3,172,817
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........         85,608    24.890887         2,130,862
Putnam VT Vista Fund --
 Class IA..........................        139,806    12.891632         1,802,322
Putnam VT Voyager Fund --
 Class IA..........................      1,005,479    30.510819        30,677,983
Putnam VT Voyager Fund --
 Class IB..........................        120,581    12.448612         1,501,065
Putnam VT Capital Opportunities
 Fund -- Class IB..................        149,501    15.651902         2,339,978
Putnam VT Equity Income Fund --
 Class IB..........................        329,063    13.408382         4,412,197
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II....         86,227    10.380228           895,056
                                                                   --------------
GRAND TOTAL........................                                $1,860,344,170
                                                                   ==============

  #  Rounded unit values

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AIM V.I.        AIM V.I.
                           ALLIANCEBERNSTEIN       CAPITAL          MID CAP     AIM V.I.
                             SMALL/MID CAP       APPRECIATION     CORE EQUITY    PREMIER
                            VALUE PORTFOLIO          FUND            FUND      EQUITY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ------------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      -$-                 $   446         $ 61,819      $ 9,490
                                ------             -------         --------      -------
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --               377,877       --
                                ------             -------         --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                       48             (379)         784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,497              46,983          329,437       49,149
                                ------             -------         --------      -------
    Net gain (loss) on
     investments.........        2,497              47,031          329,058       49,933
                                ------             -------         --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $2,497             $47,477         $768,754      $59,423
                                ======             =======         ========      =======

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                    AIM V.I.       AMERICAN FUNDS  AMERICAN FUNDS
                                AIM V.I.            CAPITAL            ASSET         BLUE CHIP                     AMERICAN FUNDS
                               SMALL CAP          DEVELOPMENT        ALLOCATION      INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH
                              EQUITY FUND             FUND              FUND        GROWTH FUND      BOND FUND          FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      --$                 -- $              $  892,867      $  191,927       $653,625       $  204,186
                                 -----                ----           ----------      ----------       --------       ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --                   --              --             --               --
                                 -----                ----           ----------      ----------       --------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  --                     1,577            (942)       (10,192)            (446)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (638)                (40)           2,416,554       1,467,728       (355,642)       4,244,736
                                 -----                ----           ----------      ----------       --------       ----------
    Net gain (loss) on
     investments.........         (638)                (40)           2,418,131       1,466,786       (365,834)       4,244,290
                                 -----                ----           ----------      ----------       --------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(638)               $(40)          $3,310,998      $1,658,713       $287,791       $4,448,476
                                 =====                ====           ==========      ==========       ========       ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            GROWTH FUND         FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $   960,725      $1,819,179      $  519,434      $  100,989
                            -----------      ----------      ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              507,749         --              --
                            -----------      ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         7,367           6,576            (710)          6,633
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    19,670,081       5,413,346       5,991,375       1,675,486
                            -----------      ----------      ----------      ----------
    Net gain (loss) on
     investments.........    19,677,448       5,419,922       5,990,665       1,682,119
                            -----------      ----------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $20,638,173      $7,746,850      $6,510,099      $1,783,108
                            ===========      ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           AMERICAN FUNDS                 FIDELITY VIP
                            GLOBAL SMALL   FIDELITY VIP   EQUITY-INCOME     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER      FUND           CONTRAFUND        OVERSEAS         MID CAP
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  -------------  -------------  ------------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  166,970      $ 81,492      $  657,414         $--              $ 21,700         $--
                             ----------      --------      ----------         -------          --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              1,045       1,444,688         --                 16,983         --
                             ----------      --------      ----------         -------          --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         3,670         2,364          17,690               1          (291,717)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,069,126        20,074         368,101          97,056           794,077          26,116
                             ----------      --------      ----------         -------          --------         -------
    Net gain (loss) on
     investments.........     4,072,796        22,438         385,791          97,057           502,360          26,116
                             ----------      --------      ----------         -------          --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,239,766      $104,975      $2,487,893         $97,057          $541,043         $26,116
                             ==========      ========      ==========         =======          ========         =======

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              FRANKLIN      MUTUAL SHARES                      HARTFORD TOTAL
                           SMALL CAP VALUE   SECURITIES    HARTFORD ADVISERS  RETURN BOND HLS
                           SECURITIES FUND      FUND           HLS FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  -------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $  108,078      $  112,503       $ 3,274,649       $ 6,889,162
                             ----------      ----------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        87,424          42,176         5,893,154           664,060
                             ----------      ----------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (10,363)            147            85,813            (3,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,180,293       1,412,625        (2,266,608)       (5,387,749)
                             ----------      ----------       -----------       -----------
    Net gain (loss) on
     investments.........     1,169,930       1,412,772        (2,180,795)       (5,391,732)
                             ----------      ----------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,365,432      $1,567,451       $ 6,987,008       $ 2,161,490
                             ==========      ==========       ===========       ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                                    HARTFORD
                           HARTFORD CAPITAL  HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                           APPRECIATION HLS   AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS     EQUITY
                                 FUND              FUND              FUND             FUND             FUND         HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ---------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 2,051,547        $1,722,715         $ 56,185         $ 12,640         $  4,174      $  199,444
                             -----------        ----------         --------         --------         --------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................     31,290,451         3,957,616          --               --               --               --
                             -----------        ----------         --------         --------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          9,528            25,582           34,962           64,530           18,852          48,575
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (1,327,084)         (400,438)         (47,670)         (55,026)         128,142         856,530
                             -----------        ----------         --------         --------         --------      ----------
    Net gain (loss) on
     investments.........     (1,317,556)         (374,856)         (12,708)           9,504          146,994         905,105
                             -----------        ----------         --------         --------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $32,024,442        $5,305,475         $ 43,477         $ 22,144         $151,168      $1,104,549
                             ===========        ==========         ========         ========         ========      ==========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              HARTFORD       HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY  OPPORTUNITIES
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   26,333       $1,262,820     $  195,451     $  --
                             ----------       ----------     ----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................       824,778        2,052,419        869,401        --
                             ----------       ----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         3,114          170,807         30,628          3,048
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,014,282         (577,036)       107,769      3,970,292
                             ----------       ----------     ----------     ----------
    Net gain (loss) on
     investments.........     1,017,396         (406,229)       138,397      3,973,340
                             ----------       ----------     ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,868,507       $2,909,010     $1,203,249     $3,973,340
                             ==========       ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             HARTFORD                                           HARTFORD          HARTFORD
                              MIDCAP     HARTFORD MIDCAP  HARTFORD MONEY   MORTGAGE SECURITIES  SMALL COMPANY     HARTFORD
                             HLS FUND    VALUE HLS FUND   MARKET HLS FUND       HLS FUND          HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ---------------  -------------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   324,649     $   80,114       $2,407,329          $ 546,259        $  --           $1,891,382
                           -----------     ----------       ----------          ---------        ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................   11,873,892      1,222,528          --                --                 --              --
                           -----------     ----------       ----------          ---------        ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      907,757        112,730          --                   3,963           933,863         161,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (403,968)      (147,671)         --                (235,373)        6,622,305       7,123,440
                           -----------     ----------       ----------          ---------        ----------      ----------
    Net gain (loss) on
     investments.........      503,789        (34,941)         --                (231,410)        7,556,168       7,284,513
                           -----------     ----------       ----------          ---------        ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $12,702,330     $1,267,701       $2,407,329          $ 314,849        $7,556,168      $9,175,895
                           ===========     ==========       ==========          =========        ==========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD           LORD ABBETT        LORD ABBETT
                           VALUE OPPORTUNITIES   AMERICA'S VALUE       GROWTH AND       MFS INVESTORS
                                HLS FUND            PORTFOLIO       INCOME PORTFOLIO     TRUST SERIES
                               SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -------------------  ------------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $155,148             $  8,636           $  1,891          -- $
                                --------             --------           --------             ----
CAPITAL GAINS INCOME
 (LOSS)..................        221,428                3,638             11,553          --
                                --------             --------           --------             ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (31,094)            --                  --                    49
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        512,864              (11,042)           (12,599)             (23)
                                --------             --------           --------             ----
    Net gain (loss) on
     investments.........        481,770              (11,042)           (12,599)              26
                                --------             --------           --------             ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $858,346             $  1,232           $    845             $ 26
                                ========             ========           ========             ====

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                               OPPENHEIMER
                                                                 CAPITAL           OPPENHEIMER                        PUTNAM VT
                               MFS NEW         MFS TOTAL       APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     DIVERSIFIED
                           DISCOVERY SERIES  RETURN SERIES         FUND               FUND         MAIN STREET FUND  INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  -------------  ------------------  -----------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--             $ 217,172         $--                 $--               -$-            $130,465
                               --------        ---------         -------             -------            -----         --------
CAPITAL GAINS INCOME
 (LOSS)..................       --               425,764         --                  --                --               --
                               --------        ---------         -------             -------            -----         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           206           (1,068)              1             --                --                8,033
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       126,993         (168,711)         (1,522)             19,639             (213)         (83,526)
                               --------        ---------         -------             -------            -----         --------
    Net gain (loss) on
     investments.........       127,199         (169,779)         (1,521)             19,639             (213)         (75,493)
                               --------        ---------         -------             -------            -----         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $127,199        $ 473,157         $(1,521)            $19,639            $(213)        $ 54,972
                               ========        =========         =======             =======            =====         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              PUTNAM VT                          PUTNAM VT      PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT       GROWTH AND   HEALTH SCIENCES
                           ALLOCATION FUND  GLOBAL EQUITY FUND  INCOME FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 15,498          $   84,701      $  470,886      $  11,898
                              --------          ----------      ----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --                 --                --            --
                              --------          ----------      ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (67,784)           (307,239)        148,033       (110,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      123,605           1,010,244         743,228        577,671
                              --------          ----------      ----------      ---------
    Net gain (loss) on
     investments.........       55,821             703,005         891,261        466,774
                              --------          ----------      ----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 71,319          $  787,706      $1,362,147      $ 478,672
                              ========          ==========      ==========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                     PUTNAM VT
                                                       PUTNAM VT                   INTERNATIONAL
                            PUTNAM VT                INTERNATIONAL    PUTNAM VT         NEW        PUTNAM VT    PUTNAM VT
                           HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL  OPPORTUNITIES   INVESTORS   MONEY MARKET
                              FUND      INCOME FUND   INCOME FUND    EQUITY FUND       FUND          FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $1,350,059    $ 443,577      $ 22,531     $  441,273      $  12,675     $  40,229     $28,043
                           ----------    ---------      --------     ----------      ---------     ---------     -------
CAPITAL GAINS INCOME
 (LOSS)..................      --          144,497       --             --             --             --          --
                           ----------    ---------      --------     ----------      ---------     ---------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     109,013        8,379       (13,239)       897,960       (238,194)     (329,623)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (875,257)    (247,100)      269,402      1,822,447        464,438       539,842      --
                           ----------    ---------      --------     ----------      ---------     ---------     -------
    Net gain (loss) on
     investments.........    (766,244)    (238,721)      256,163      2,720,407        226,244       210,219      --
                           ----------    ---------      --------     ----------      ---------     ---------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  583,815    $ 349,353      $278,694     $3,161,680      $ 238,919     $ 250,448     $28,043
                           ==========    =========      ========     ==========      =========     =========     =======

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                               PUTNAM VT                        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT     OTC & EMERGING      SMALL CAP
                                 FUND         NEW VALUE FUND   GROWTH FUND        VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           -----------------  --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $   57,032         $ 49,032       $  --             -- $
                              ----------         --------       ----------           ----
CAPITAL GAINS INCOME
 (LOSS)..................       --                --               --             --
                              ----------         --------       ----------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (189,200)         148,765         (938,627)            (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,696,239           58,629        1,047,509            496
                              ----------         --------       ----------           ----
    Net gain (loss) on
     investments.........      1,507,039          207,394          108,882            495
                              ----------         --------       ----------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,564,071         $256,426       $  108,882           $495
                              ==========         ========       ==========           ====

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            PUTNAM VT    PUTNAM VT                                PUTNAM VT                       VAN KAMPEN
                           THE GEORGE    UTILITIES                                 CAPITAL       PUTNAM VT     LIFE INVESTMENT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME    TRUST COMSTOCK
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND      FUND           FUND           PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ------------  -------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $ 84,346     $ 47,813     $  --        $  290,230     $ --           $ 33,500          -$-
                            --------     --------     ---------    ----------     --------       --------           ------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --           --             4,830         46,189          --
                            --------     --------     ---------    ----------     --------       --------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     72,565      (44,979)     (408,323)     (431,294)       4,656         21,414          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (19,823)     189,513       626,373     1,840,602      172,619        133,878            2,917
                            --------     --------     ---------    ----------     --------       --------           ------
    Net gain (loss) on
     investments.........     52,742      144,534       218,050     1,409,308      177,275        155,292            2,917
                            --------     --------     ---------    ----------     --------       --------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $137,088     $192,347     $ 218,050    $1,699,538     $182,105       $234,981           $2,917
                            ========     ========     =========    ==========     ========       ========           ======

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AIM V.I.          AIM V.I.
                           ALLIANCEBERNSTEIN       CAPITAL            MID CAP       AIM V.I.
                             SMALL/MID CAP       APPRECIATION       CORE EQUITY      PREMIER
                            VALUE PORTFOLIO          FUND              FUND        EQUITY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ------------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................      $--                 $    446         $    61,819    $    9,490
  Capital gains income...       --                 --                   377,877        --
  Net realized gain
   (loss) on security
   transactions..........       --                       48                (379)          784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         2,497              46,983             329,437        49,149
                               --------            --------         -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,497              47,477             768,754        59,423
                               --------            --------         -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        77,837              15,076           2,716,821       378,744
  Net transfers..........       349,457             679,283           4,351,641       164,488
  Surrenders for benefit
   payments and fees.....           (26)             (5,116)           (268,927)      (12,031)
  Net loan activity......       --                      157             (29,358)       (6,327)
  Cost of insurance......        (7,031)             (4,106)         (1,136,191)     (190,397)
                               --------            --------         -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       420,237             685,294           5,633,986       334,477
                               --------            --------         -----------    ----------
  Net increase (decrease)
   in net assets.........       422,734             732,771           6,402,740       393,900
NET ASSETS:
  Beginning of year......       --                 --                 6,010,833       757,940
                               --------            --------         -----------    ----------
  End of year............      $422,734            $732,771         $12,413,573    $1,151,840
                               ========            ========         ===========    ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                    AIM V.I.       AMERICAN FUNDS  AMERICAN FUNDS
                                AIM V.I.            CAPITAL            ASSET         BLUE CHIP                     AMERICAN FUNDS
                               SMALL CAP          DEVELOPMENT        ALLOCATION      INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH
                              EQUITY FUND             FUND              FUND        GROWTH FUND      BOND FUND          FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................       $--                 $--             $   892,867     $   191,927     $   653,625     $   204,186
  Capital gains income...       --                  --                  --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       --                  --                    1,577            (942)        (10,192)           (446)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (638)                (40)          2,416,554       1,467,728        (355,642)      4,244,736
                                -------             -------         -----------     -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (638)                (40)          3,310,998       1,658,713         287,791       4,448,476
                                -------             -------         -----------     -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............           203                  71           7,674,263       5,414,515       4,654,193       6,192,354
  Net transfers..........        40,763              11,452          14,875,822       7,160,873       5,081,607       5,911,083
  Surrenders for benefit
   payments and fees.....       --                  --                 (387,859)       (279,419)       (390,838)     (1,356,541)
  Net loan activity......       --                  --                 (203,620)       (156,557)         14,143        (294,201)
  Cost of insurance......          (360)                (89)         (3,638,227)     (2,229,714)     (1,974,585)     (3,254,776)
                                -------             -------         -----------     -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        40,606              11,434          18,320,379       9,909,698       7,384,520       7,197,919
                                -------             -------         -----------     -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........        39,968              11,394          21,631,377      11,568,411       7,672,311      11,646,395
NET ASSETS:
  Beginning of year......       --                  --               22,730,649      14,328,059      15,034,682      25,975,037
                                -------             -------         -----------     -----------     -----------     -----------
  End of year............       $39,968             $11,394         $44,362,026     $25,896,470     $22,706,993     $37,621,432
                                =======             =======         ===========     ===========     ===========     ===========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            GROWTH FUND         FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    960,725    $  1,819,179    $   519,434     $   100,989
  Capital gains income...       --               507,749        --              --
  Net realized gain
   (loss) on security
   transactions..........          7,367           6,576           (710)          6,633
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     19,670,081       5,413,346      5,991,375       1,675,486
                            ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     20,638,173       7,746,850      6,510,099       1,783,108
                            ------------    ------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     25,049,389      24,803,674      5,696,235       1,583,182
  Net transfers..........     22,102,171      17,259,522     12,345,658       5,940,236
  Surrenders for benefit
   payments and fees.....     (3,541,952)     (3,623,020)      (892,363)       (210,914)
  Net loan activity......       (340,528)       (661,831)       189,253         (29,011)
  Cost of insurance......    (14,244,715)    (13,628,303)    (2,871,157)       (844,057)
                            ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     29,024,365      24,150,042     14,467,626       6,439,436
                            ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets.........     49,662,538      31,896,892     20,977,725       8,222,544
NET ASSETS:
  Beginning of year......    106,962,210     113,510,605     19,911,407       4,468,674
                            ------------    ------------    -----------     -----------
  End of year............   $156,624,748    $145,407,497    $40,889,132     $12,691,218
                            ============    ============    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           AMERICAN FUNDS                 FIDELITY VIP
                            GLOBAL SMALL   FIDELITY VIP   EQUITY-INCOME     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER      FUND           CONTRAFUND        OVERSEAS         MID CAP
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  -------------  -------------  ------------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................   $   166,970     $   81,492     $   657,414       $ --             $   21,700        $--
  Capital gains income...       --               1,045       1,444,688         --                 16,983        --
  Net realized gain
   (loss) on security
   transactions..........         3,670          2,364          17,690                1         (291,717)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,069,126         20,074         368,101           97,056          794,077          26,116
                            -----------     ----------     -----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,239,766        104,975       2,487,893           97,057          541,043          26,116
                            -----------     ----------     -----------       ----------       ----------        --------
UNIT TRANSACTIONS:
  Purchases..............     3,234,690            303       6,240,493          101,697              578         105,882
  Net transfers..........     4,950,447       (167,621)      2,835,435        2,639,025         (434,751)        810,087
  Surrenders for benefit
   payments and fees.....      (819,992)      (139,135)     (2,275,633)         (20,394)        (205,574)            (20)
  Net loan activity......         1,777        (38,756)       (844,743)           7,073          (35,683)           (286)
  Cost of insurance......    (1,854,692)      (261,993)     (4,192,125)         (26,013)        (160,416)        (10,839)
                            -----------     ----------     -----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,512,230       (607,202)      1,763,427        2,701,388         (835,846)        904,824
                            -----------     ----------     -----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets.........     9,751,996       (502,227)      4,251,320        2,798,445         (294,803)        930,940
NET ASSETS:
  Beginning of year......    13,755,859      3,242,068      40,517,055         --              3,562,337        --
                            -----------     ----------     -----------       ----------       ----------        --------
  End of year............   $23,507,855     $2,739,841     $44,768,375       $2,798,445       $3,267,534        $930,940
                            ===========     ==========     ===========       ==========       ==========        ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              FRANKLIN      MUTUAL SHARES                      HARTFORD TOTAL
                           SMALL CAP VALUE   SECURITIES    HARTFORD ADVISERS  RETURN BOND HLS
                           SECURITIES FUND      FUND           HLS FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  -------------  -----------------  ----------------
OPERATIONS:
  Net investment
   income................    $   108,078     $   112,503     $  3,274,649       $ 6,889,162
  Capital gains income...         87,424          42,176        5,893,154           664,060
  Net realized gain
   (loss) on security
   transactions..........        (10,363)            147           85,813            (3,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,180,293       1,412,625       (2,266,608)       (5,387,749)
                             -----------     -----------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,365,432       1,567,451        6,987,008         2,161,490
                             -----------     -----------     ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............      3,443,008       3,321,939       17,286,664        15,914,739
  Net transfers..........      6,980,169       9,306,673       (5,119,663)       11,056,166
  Surrenders for benefit
   payments and fees.....       (592,122)       (407,029)      (4,318,449)       (6,102,714)
  Net loan activity......        (97,016)        (52,703)        (827,570)         (161,477)
  Cost of insurance......     (1,684,772)     (1,477,528)     (12,171,256)       (9,971,445)
                             -----------     -----------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,049,267      10,691,352       (5,150,274)       10,735,269
                             -----------     -----------     ------------       -----------
  Net increase (decrease)
   in net assets.........      9,414,699      12,258,803        1,836,734        12,896,759
NET ASSETS:
  Beginning of year......     10,362,130       7,929,434      101,174,960        84,255,497
                             -----------     -----------     ------------       -----------
  End of year............    $19,776,829     $20,188,237     $103,011,694       $97,152,256
                             ===========     ===========     ============       ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                                     HARTFORD
                           HARTFORD CAPITAL  HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                           APPRECIATION HLS   AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS      EQUITY
                                 FUND              FUND              FUND             FUND             FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  2,051,547       $ 1,722,715       $   56,185       $   12,640       $    4,174     $   199,444
  Capital gains income...      31,290,451         3,957,616          --               --               --              --
  Net realized gain
   (loss) on security
   transactions..........           9,528            25,582           34,962           64,530           18,852          48,575
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,327,084)         (400,438)         (47,670)         (55,026)         128,142         856,530
                             ------------       -----------       ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      32,024,442         5,305,475           43,477           22,144          151,168       1,104,549
                             ------------       -----------       ----------       ----------       ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      33,247,632        14,416,227              346               74          --            2,954,898
  Net transfers..........       4,348,097         5,776,588          (27,760)        (160,063)         (28,249)       (103,327)
  Surrenders for benefit
   payments and fees.....      (9,595,959)       (3,737,100)         (52,739)         (35,170)         (27,442)       (838,282)
  Net loan activity......      (1,906,210)         (401,381)         (13,207)         (17,842)          (4,236)       (157,842)
  Cost of insurance......     (22,336,405)       (8,927,623)        (147,442)        (130,906)        (120,729)     (1,981,685)
                             ------------       -----------       ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,757,155         7,126,711         (240,802)        (343,907)        (180,656)       (126,238)
                             ------------       -----------       ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets.........      35,781,597        12,432,186         (197,325)        (321,763)         (29,488)        978,311
NET ASSETS:
  Beginning of year......     201,360,990        82,985,533        1,722,434        1,925,809        1,569,186      16,208,064
                             ------------       -----------       ----------       ----------       ----------     -----------
  End of year............    $237,142,587       $95,417,719       $1,525,109       $1,604,046       $1,539,698     $17,186,375
                             ============       ===========       ==========       ==========       ==========     ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              HARTFORD       HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY  OPPORTUNITIES
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $    26,333     $ 1,262,820     $  195,451     $   --
  Capital gains income...        824,778       2,052,419        869,401         --
  Net realized gain
   (loss) on security
   transactions..........          3,114         170,807         30,628           3,048
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,014,282        (577,036)       107,769       3,970,292
                             -----------     -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,868,507       2,909,010      1,203,249       3,973,340
                             -----------     -----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      2,658,285      10,253,059      1,531,102       4,939,200
  Net transfers..........      5,217,620         513,318      2,033,145       3,286,599
  Surrenders for benefit
   payments and fees.....       (364,871)     (5,541,668)       (99,515)     (1,633,606)
  Net loan activity......        (99,046)       (586,569)      (159,314)        (17,796)
  Cost of insurance......     (1,383,034)     (7,671,510)      (796,816)     (2,828,047)
                             -----------     -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,028,954      (3,033,370)     2,508,602       3,746,350
                             -----------     -----------     ----------     -----------
  Net increase (decrease)
   in net assets.........      7,897,461        (124,360)     3,711,851       7,719,690
NET ASSETS:
  Beginning of year......      5,938,165      67,403,085      4,801,134      24,765,291
                             -----------     -----------     ----------     -----------
  End of year............    $13,835,626     $67,278,725     $8,512,985     $32,484,981
                             ===========     ===========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            HARTFORD                                           HARTFORD          HARTFORD
                             MIDCAP     HARTFORD MIDCAP  HARTFORD MONEY   MORTGAGE SECURITIES  SMALL COMPANY     HARTFORD
                            HLS FUND    VALUE HLS FUND   MARKET HLS FUND       HLS FUND          HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ---------------  -------------------  -------------  --------------
OPERATIONS:
  Net investment
   income................  $   324,649    $    80,114     $   2,407,329       $   546,259       $   --         $  1,891,382
  Capital gains income...   11,873,892      1,222,528          --               --                  --             --
  Net realized gain
   (loss) on security
   transactions..........      907,757        112,730          --                   3,963           933,863         161,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (403,968)      (147,671)         --                (235,373)        6,622,305       7,123,440
                           -----------    -----------     -------------       -----------       -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   12,702,330      1,267,701         2,407,329           314,849         7,556,168       9,175,895
                           -----------    -----------     -------------       -----------       -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............   10,154,682      2,806,161       183,924,746         2,570,663         5,447,991      16,303,703
  Net transfers..........   (3,889,787)      (970,012)     (160,169,751)         (220,551)       (4,167,146)     (2,807,299)
  Surrenders for benefit
   payments and fees.....   (3,493,039)      (294,288)       (9,702,974)         (735,752)       (2,086,431)     (5,612,467)
  Net loan activity......     (919,612)        (7,276)       (1,806,705)          (53,473)         (164,256)     (1,228,653)
  Cost of insurance......   (7,958,998)    (1,522,307)      (15,202,449)       (1,590,792)       (3,904,440)    (11,086,420)
                           -----------    -----------     -------------       -----------       -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (6,106,754)        12,278        (2,957,133)          (29,905)       (4,874,282)     (4,431,136)
                           -----------    -----------     -------------       -----------       -----------    ------------
  Net increase (decrease)
   in net assets.........    6,595,576      1,279,979          (549,804)          284,944         2,681,886       4,744,759
NET ASSETS:
  Beginning of year......   80,060,035     13,786,071        84,789,235        13,439,890        40,710,878     100,357,820
                           -----------    -----------     -------------       -----------       -----------    ------------
  End of year............  $86,655,611    $15,066,050     $  84,239,431       $13,724,834       $43,392,764    $105,102,579
                           ===========    ===========     =============       ===========       ===========    ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD           LORD ABBETT        LORD ABBETT
                           VALUE OPPORTUNITIES   AMERICA'S VALUE       GROWTH AND       MFS INVESTORS
                                HLS FUND            PORTFOLIO       INCOME PORTFOLIO     TRUST SERIES
                               SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -------------------  ------------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................      $   155,148           $  8,636           $  1,891           -$-
  Capital gains income...          221,428              3,638             11,553           --
  Net realized gain
   (loss) on security
   transactions..........          (31,094)          --                  --                     49
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          512,864            (11,042)           (12,599)              (23)
                               -----------           --------           --------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          858,346              1,232                845                26
                               -----------           --------           --------            ------
UNIT TRANSACTIONS:
  Purchases..............        2,223,710            121,686             16,168               762
  Net transfers..........        3,961,760            378,022            265,699             6,769
  Surrenders for benefit
   payments and fees.....         (808,955)                15                 14               (48)
  Net loan activity......          (21,717)            (1,489)           --                --
  Cost of insurance......       (1,099,271)            (6,628)            (2,815)             (429)
                               -----------           --------           --------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        4,255,527            491,606            279,066             7,054
                               -----------           --------           --------            ------
  Net increase (decrease)
   in net assets.........        5,113,873            492,838            279,911             7,080
NET ASSETS:
  Beginning of year......        7,496,218           --                  --                --
                               -----------           --------           --------            ------
  End of year............      $12,610,091           $492,838           $279,911            $7,080
                               ===========           ========           ========            ======

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                               OPPENHEIMER
                                                                 CAPITAL           OPPENHEIMER                        PUTNAM VT
                               MFS NEW         MFS TOTAL       APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     DIVERSIFIED
                           DISCOVERY SERIES  RETURN SERIES         FUND               FUND         MAIN STREET FUND  INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  -------------  ------------------  -----------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................     $ --            $   217,172        $--                $--                $--           $  130,465
  Capital gains income...       --                425,764        --                  --                --                --
  Net realized gain
   (loss) on security
   transactions..........            206           (1,068)              1            --                --                 8,033
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        126,993         (168,711)         (1,522)            19,639              (213)         (83,526)
                              ----------      -----------        --------           --------           -------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        127,199          473,157          (1,521)            19,639              (213)          54,972
                              ----------      -----------        --------           --------           -------       ----------
UNIT TRANSACTIONS:
  Purchases..............        500,734        2,815,703          24,796             24,313               373            2,481
  Net transfers..........        463,411       10,468,108         131,160            630,541            31,399          (55,273)
  Surrenders for benefit
   payments and fees.....        (38,250)        (153,019)             (2)                 5                (1)         (77,783)
  Net loan activity......        (13,623)        (164,478)       --                      157           --               (28,170)
  Cost of insurance......       (238,340)      (1,540,702)         (1,142)            (9,777)           (1,105)        (144,437)
                              ----------      -----------        --------           --------           -------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        673,932       11,425,612         154,812            645,239            30,666         (303,182)
                              ----------      -----------        --------           --------           -------       ----------
  Net increase (decrease)
   in net assets.........        801,131       11,898,769         153,291            664,878            30,453         (248,210)
NET ASSETS:
  Beginning of year......      1,513,076        8,092,748        --                  --                --             1,812,684
                              ----------      -----------        --------           --------           -------       ----------
  End of year............     $2,314,207      $19,991,517        $153,291           $664,878           $30,453       $1,564,474
                              ==========      ===========        ========           ========           =======       ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              PUTNAM VT                           PUTNAM VT        PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND    HEALTH SCIENCES
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND         FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ------------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................    $   15,498         $   84,701       $   470,886      $   11,898
  Capital gains income...       --                --                 --              --
  Net realized gain
   (loss) on security
   transactions..........       (67,784)          (307,239)          148,033        (110,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       123,605          1,010,244           743,228         577,671
                             ----------         ----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        71,319            787,706         1,362,147         478,672
                             ----------         ----------       -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............           423          1,148,788         3,385,936           5,648
  Net transfers..........       (62,280)           285,892        (1,369,771)       (171,369)
  Surrenders for benefit
   payments and fees.....      (118,680)          (457,253)       (1,675,870)       (185,542)
  Net loan activity......        (6,839)           (37,401)         (163,436)        (51,776)
  Cost of insurance......       (96,413)          (841,221)       (2,724,874)       (385,744)
                             ----------         ----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (283,789)            98,805        (2,548,015)       (788,783)
                             ----------         ----------       -----------      ----------
  Net increase (decrease)
   in net assets.........      (212,470)           886,511        (1,185,868)       (310,111)
NET ASSETS:
  Beginning of year......     1,190,136          8,364,356        27,492,992       4,030,492
                             ----------         ----------       -----------      ----------
  End of year............    $  977,666         $9,250,867       $26,307,124      $3,720,381
                             ==========         ==========       ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                         PUTNAM VT
                                                           PUTNAM VT                   INTERNATIONAL
                             PUTNAM VT                   INTERNATIONAL    PUTNAM VT         NEW        PUTNAM VT    PUTNAM VT
                            HIGH YIELD      PUTNAM VT     GROWTH AND    INTERNATIONAL  OPPORTUNITIES   INVESTORS   MONEY MARKET
                               FUND        INCOME FUND    INCOME FUND    EQUITY FUND       FUND          FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................   $ 1,350,059    $   443,577     $   22,531    $   441,273    $   12,675    $   40,229    $   28,043
  Capital gains income...       --             144,497        --             --            --             --           --
  Net realized gain
   (loss) on security
   transactions..........       109,013          8,379        (13,239)       897,960      (238,194)     (329,623)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (875,257)      (247,100)       269,402      1,822,447       464,438       539,842       --
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       583,815        349,353        278,694      3,161,680       238,919       250,448        28,043
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     2,884,312      2,263,424        (19,205)     3,853,509         2,669         4,603       --
  Net transfers..........       240,715      1,877,174        (71,043)    (1,249,742)     (108,110)     (263,742)     (152,824)
  Surrenders for benefit
   payments and fees.....      (611,988)      (766,663)      (118,344)    (1,457,129)      (45,367)     (196,148)      (48,609)
  Net loan activity......      (175,593)       (84,402)         1,985       (197,796)      (43,871)      (69,788)       (5,462)
  Cost of insurance......    (1,788,836)    (1,374,022)      (167,316)    (2,719,752)     (136,291)     (260,898)      (98,364)
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       548,610      1,915,511       (373,923)    (1,770,910)     (330,970)     (785,973)     (305,259)
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  Net increase (decrease)
   in net assets.........     1,132,425      2,264,864        (95,229)     1,390,770       (92,051)     (535,525)     (277,216)
NET ASSETS:
  Beginning of year......    16,505,867     12,871,878      2,265,683     27,267,233     1,491,120     3,379,917     1,117,009
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  End of year............   $17,638,292    $15,136,742     $2,170,454    $28,658,003    $1,399,069    $2,844,392    $  839,793
                            ===========    ===========     ==========    ===========    ==========    ==========    ==========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                               PUTNAM VT                        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT     OTC & EMERGING      SMALL CAP
                                 FUND         NEW VALUE FUND   GROWTH FUND        VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           -----------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $    57,032       $   49,032      $  --              $--
  Capital gains income...        --                --              --              --
  Net realized gain
   (loss) on security
   transactions..........        (189,200)         148,765        (938,627)              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,696,239           58,629       1,047,509              496
                              -----------       ----------      ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,564,071          256,426         108,882              495
                              -----------       ----------      ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       2,372,719              227           2,935            3,764
  Net transfers..........      (1,170,993)        (239,975)        (92,454)         115,159
  Surrenders for benefit
   payments and fees.....      (1,033,634)         (65,853)        (75,303)              (8)
  Net loan activity......        (140,114)         (62,066)        (22,035)        --
  Cost of insurance......      (1,627,650)        (393,728)       (156,232)            (841)
                              -----------       ----------      ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,599,672)        (761,395)       (343,089)         118,074
                              -----------       ----------      ----------         --------
  Net increase (decrease)
   in net assets.........         (35,601)        (504,969)       (234,207)         118,569
NET ASSETS:
  Beginning of year......      16,630,365        4,890,177       1,673,111         --
                              -----------       ----------      ----------         --------
  End of year............     $16,594,764       $4,385,208      $1,438,904         $118,569
                              ===========       ==========      ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            PUTNAM VT    PUTNAM VT                                PUTNAM VT                       VAN KAMPEN
                           THE GEORGE    UTILITIES                                 CAPITAL       PUTNAM VT     LIFE INVESTMENT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME    TRUST COMSTOCK
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND      FUND           FUND           PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ------------  -------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $   84,346   $   47,813   $   --       $   290,230    $  --          $   33,500         $--
  Capital gains income...      --           --           --           --              4,830         46,189         --
  Net realized gain
   (loss) on security
   transactions..........      72,565      (44,979)    (408,323)     (431,294)        4,656         21,414         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (19,823)     189,513      626,373     1,840,602       172,619        133,878            2,917
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     137,088      192,347      218,050     1,699,538       182,105        234,981            2,917
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       1,343        1,849        2,617     4,922,786       340,054        656,029           65,198
  Net transfers..........    (468,365)    (116,149)     (92,869)   (2,930,157)    1,121,492      1,277,941          837,545
  Surrenders for benefit
   payments and fees.....    (207,981)     (30,921)    (111,423)   (1,864,241)      (44,836)       (96,758)              10
  Net loan activity......     (12,960)     (12,693)    (131,267)     (362,120)       (6,311)       (39,053)        --
  Cost of insurance......    (315,937)    (178,350)    (178,289)   (3,390,759)     (216,773)      (357,333)         (10,614)
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  (1,003,900)    (336,264)    (511,231)   (3,624,491)    1,193,626      1,440,826          892,139
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Net increase (decrease)
   in net assets.........    (866,812)    (143,917)    (293,181)   (1,924,953)    1,375,731      1,675,807          895,056
NET ASSETS:
  Beginning of year......   4,039,629    2,274,779    2,095,503    34,104,001       964,247      2,736,390         --
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  End of year............  $3,172,817   $2,130,862   $1,802,322   $32,179,048    $2,339,978     $4,412,197         $895,056
                           ==========   ==========   ==========   ===========    ==========     ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         AMERICAN FUNDS
                             AIM V.I.       AIM V.I.         ASSET
                           MID CAP CORE  PREMIER EQUITY    ALLOCATION
                           EQUITY FUND        FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    8,202     $   3,451      $   386,038
  Capital gains income...      242,076       --               --
  Net realized gain
   (loss) on security
   transactions..........       (3,447)        1,258             (953)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      226,616        39,094        1,043,738
                            ----------     ---------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      473,447        43,803        1,428,823
                            ----------     ---------      -----------
UNIT TRANSACTIONS:
  Purchases..............      912,374       228,995        5,148,254
  Net transfers..........    4,066,883       377,121       11,347,599
  Surrenders for benefit
   payments and fees.....       (3,850)       (2,599)        (119,601)
  Net loan activity......      (18,195)        3,566          (23,331)
  Cost of insurance......     (426,042)     (104,208)      (1,675,892)
                            ----------     ---------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,531,170       502,875       14,677,029
                            ----------     ---------      -----------
  Net increase (decrease)
   in net assets.........    5,004,617       546,678       16,105,852
NET ASSETS:
  Beginning of year......    1,006,216       211,262        6,624,797
                            ----------     ---------      -----------
  End of year............   $6,010,833     $ 757,940      $22,730,649
                            ==========     =========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           AMERICAN FUNDS
                             BLUE CHIP                     AMERICAN FUNDS                  AMERICAN FUNDS
                             INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                            GROWTH FUND      BOND FUND          FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    58,172     $   226,294     $    86,162     $    165,113    $    911,214
  Capital gains income...       --              --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........           160            (156)         (1,288)          (1,433)           (597)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,004,544         243,760       2,795,158       10,813,367       8,937,654
                            -----------     -----------     -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,062,876         469,898       2,880,032       10,977,047       9,848,271
                            -----------     -----------     -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     3,284,180       2,858,447       4,856,878       20,342,134      22,047,770
  Net transfers..........     7,625,544       9,561,187       6,271,695       24,434,074      20,558,294
  Surrenders for benefit
   payments and fees.....      (177,560)        (13,722)       (420,059)      (1,536,029)     (1,755,931)
  Net loan activity......       (35,425)        (20,745)        (50,126)        (934,585)       (766,611)
  Cost of insurance......    (1,109,660)       (915,674)     (2,317,514)     (10,184,207)    (10,798,262)
                            -----------     -----------     -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     9,587,079      11,469,493       8,340,874       32,121,387      29,285,260
                            -----------     -----------     -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    10,649,955      11,939,391      11,220,906       43,098,434      39,133,531
NET ASSETS:
  Beginning of year......     3,678,104       3,095,291      14,754,131       63,863,776      74,377,074
                            -----------     -----------     -----------     ------------    ------------
  End of year............   $14,328,059     $15,034,682     $25,975,037     $106,962,210    $113,510,605
                            ===========     ===========     ===========     ============    ============

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           AMERICAN FUNDS
                           AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL
                           INTERNATIONAL     NEW WORLD     CAPITALIZATION
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $   213,360      $   51,480     $   --
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           (11)           (814)          3,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,242,399         533,077       2,110,774
                            -----------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,455,748         583,743       2,114,610
                            -----------      ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     3,103,757         713,516       2,250,334
  Net transfers..........    10,615,731       1,994,010       3,392,533
  Surrenders for benefit
   payments and fees.....      (182,874)        (19,207)       (110,624)
  Net loan activity......        (9,651)        (17,166)       (134,194)
  Cost of insurance......    (1,250,430)       (309,189)     (1,182,994)
                            -----------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,276,533       2,361,964       4,215,055
                            -----------      ----------     -----------
  Net increase (decrease)
   in net assets.........    14,732,281       2,945,707       6,329,665
NET ASSETS:
  Beginning of year......     5,179,126       1,522,967       7,426,194
                            -----------      ----------     -----------
  End of year............   $19,911,407      $4,468,674     $13,755,859
                            ===========      ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP  FRANKLIN SMALL
                           ASSET MANAGER  EQUITY-INCOME    OVERSEAS       CAP VALUE      MUTUAL SHARES
                             PORTFOLIO      PORTFOLIO     PORTFOLIO    SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   107,349    $   510,110   $    52,313     $     9,028      $   38,177
  Capital gains income...       --             121,860       --             --               --
  Net realized gain
   (loss) on security
   transactions..........        30,410          5,297      (415,514)         (2,315)            (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        46,146      3,395,295       847,791       1,418,587         664,052
                            -----------    -----------   -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       183,905      4,032,562       484,590       1,425,300         702,176
                            -----------    -----------   -----------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............         1,052      5,981,700        12,015       1,583,207       1,361,818
  Net transfers..........      (562,803)     3,365,090      (616,241)      6,382,979       4,409,457
  Surrenders for benefit
   payments and fees.....      (120,624)    (1,315,195)     (656,617)       (179,625)       (118,908)
  Net loan activity......       (47,833)      (342,839)     (118,898)        (50,785)        (21,730)
  Cost of insurance......      (367,521)    (3,713,276)     (237,934)       (667,191)       (598,554)
                            -----------    -----------   -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,097,729)     3,975,480    (1,617,675)      7,068,585       5,032,083
                            -----------    -----------   -----------     -----------      ----------
  Net increase (decrease)
   in net assets.........      (913,824)     8,008,042    (1,133,085)      8,493,885       5,734,259
NET ASSETS:
  Beginning of year......     4,155,892     32,509,013     4,695,422       1,868,245       2,195,175
                            -----------    -----------   -----------     -----------      ----------
  End of year............   $ 3,242,068    $40,517,055   $ 3,562,337     $10,362,130      $7,929,434
                            ===========    ===========   ===========     ===========      ==========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD                    HARTFORD CAPITAL
                            ADVISERS HLS   HARTFORD BOND    APPRECIATION
                                FUND         HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................   $  2,029,725    $ 3,646,688     $    614,999
  Capital gains income...       --            2,010,616         --
  Net realized gain
   (loss) on security
   transactions..........         (8,318)        27,174         (265,094)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,573,736     (2,076,005)      30,948,641
                            ------------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,595,143      3,608,473       31,298,546
                            ------------    -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     19,148,666     15,269,982       30,007,139
  Net transfers..........      4,500,049      4,126,580       18,531,112
  Surrenders for benefit
   payments and fees.....     (3,444,085)    (2,737,105)      (8,477,998)
  Net loan activity......     (2,223,669)      (940,880)      (3,187,917)
  Cost of insurance......    (12,037,919)    (9,171,917)     (18,898,003)
                            ------------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,943,042      6,546,660       17,974,333
                            ------------    -----------     ------------
  Net increase (decrease)
   in net assets.........      9,538,185     10,155,133       49,272,879
NET ASSETS:
  Beginning of year......     91,636,775     74,100,364      152,088,111
                            ------------    -----------     ------------
  End of year............   $101,174,960    $84,255,497     $201,360,990
                            ============    ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             HARTFORD                                                         HARTFORD
                           DIVIDEND AND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            GROWTH HLS      ADVISERS        LEADERS HLS    TECHNOLOGY HLS      EQUITY
                               FUND         HLS FUND           FUND             FUND          HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,047,365     $      328       $    9,861       $  --          $   168,433
  Capital gains income...      --             --               --               --              --
  Net realized gain
   (loss) on security
   transactions..........       16,082         88,266           81,422           32,667           2,274
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    7,879,649        135,247          248,563          (16,517)      1,071,144
                           -----------     ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,943,096        223,841          339,846           16,150       1,241,851
                           -----------     ----------       ----------       ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   13,200,495          2,038              190          --            2,903,282
  Net transfers..........    5,175,595       (198,722)        (198,311)         (89,685)         58,285
  Surrenders for benefit
   payments and fees.....   (3,231,388)      (146,511)         (11,917)          (4,566)       (400,688)
  Net loan activity......   (1,303,554)       (16,891)         (33,582)          (6,962)        (36,277)
  Cost of insurance......   (7,714,188)      (193,186)        (173,148)        (145,199)     (1,852,628)
                           -----------     ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,126,960       (553,272)        (416,768)        (246,412)        671,974
                           -----------     ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets.........   15,070,056       (329,431)         (76,922)        (230,262)      1,913,825
NET ASSETS:
  Beginning of year......   67,915,477      2,051,865        2,002,731        1,799,448      14,294,239
                           -----------     ----------       ----------       ----------     -----------
  End of year............  $82,985,533     $1,722,434       $1,925,809       $1,569,186     $16,208,064
                           ===========     ==========       ==========       ==========     ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY
                              HLS FUND         HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  -------------
OPERATIONS:
  Net investment
   income................    $  --           $   809,901     $  --
  Capital gains income...       --               218,097         39,374
  Net realized gain
   (loss) on security
   transactions..........        (7,799)         246,879         (6,192)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       694,821        5,157,802        468,023
                             ----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       687,022        6,432,679        501,205
                             ----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     1,310,286       11,319,464        765,469
  Net transfers..........     2,604,173         (696,452)     3,132,463
  Surrenders for benefit
   payments and fees.....      (117,749)      (5,657,253)        (2,850)
  Net loan activity......       (31,151)        (257,494)       (53,021)
  Cost of insurance......      (596,104)      (7,874,070)      (325,479)
                             ----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,169,455       (3,165,805)     3,516,582
                             ----------      -----------     ----------
  Net increase (decrease)
   in net assets.........     3,856,477        3,266,874      4,017,787
NET ASSETS:
  Beginning of year......     2,081,688       64,136,211        783,347
                             ----------      -----------     ----------
  End of year............    $5,938,165      $67,403,085     $4,801,134
                             ==========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD      HARTFORD     HARTFORD MORTGAGE
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE  MONEY MARKET      SECURITIES
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND         HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  ------------  -------------  -----------------
OPERATIONS:
  Net investment
   income................   $   159,630   $   192,951  $     9,368   $     832,798     $   575,381
  Capital gains income...       --            --           108,978        --                21,195
  Net realized gain
   (loss) on security
   transactions..........           407       (67,710)       8,235        --                (4,299)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,532,810    11,037,699    1,509,439        --               (92,930)
                            -----------   -----------  -----------   -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,692,847    11,162,940    1,636,020         832,798         499,347
                            -----------   -----------  -----------   -------------     -----------
UNIT TRANSACTIONS:
  Purchases..............     4,316,163    12,229,287    2,727,236     187,500,553       2,710,151
  Net transfers..........     1,324,157       400,568    7,635,651    (171,769,974)        669,558
  Surrenders for benefit
   payments and fees.....    (1,414,760)   (2,516,656)     (73,606)    (12,700,680)       (540,529)
  Net loan activity......       100,996    (1,082,633)     (39,553)      2,073,911         (54,645)
  Cost of insurance......    (2,241,429)   (7,906,087)  (1,036,965)    (15,752,965)     (1,530,161)
                            -----------   -----------  -----------   -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,085,127     1,124,479    9,212,763     (10,649,155)      1,254,374
                            -----------   -----------  -----------   -------------     -----------
  Net increase (decrease)
   in net assets.........     5,777,974    12,287,419   10,848,783      (9,816,357)      1,753,721
NET ASSETS:
  Beginning of year......    18,987,317    67,772,616    2,937,288      94,605,592      11,686,169
                            -----------   -----------  -----------   -------------     -----------
  End of year............   $24,765,291   $80,060,035  $13,786,071   $  84,789,235     $13,439,890
                            ===========   ===========  ===========   =============     ===========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                     HARTFORD VALUE
                           SMALL COMPANY  HARTFORD STOCK  OPPORTUNITIES
                             HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $   --         $  1,064,372     $   11,352
  Capital gains income...       --             --              --
  Net realized gain
   (loss) on security
   transactions..........       (85,266)        (40,522)           673
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,404,696       2,925,469        922,103
                            -----------    ------------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,319,430       3,949,319        934,128
                            -----------    ------------     ----------
UNIT TRANSACTIONS:
  Purchases..............     6,631,958      18,030,458        872,246
  Net transfers..........       (66,071)       (255,064)     5,321,391
  Surrenders for benefit
   payments and fees.....    (1,832,810)     (5,114,008)       (89,176)
  Net loan activity......      (556,138)     (1,733,497)       (38,491)
  Cost of insurance......    (4,127,411)    (11,029,287)      (421,715)
                            -----------    ------------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        49,528        (101,398)     5,644,255
                            -----------    ------------     ----------
  Net increase (decrease)
   in net assets.........     4,368,958       3,847,921      6,578,383
NET ASSETS:
  Beginning of year......    36,341,920      96,509,899        917,835
                            -----------    ------------     ----------
  End of year............   $40,710,878    $100,357,820     $7,496,218
                            ===========    ============     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                             PUTNAM VT      PUTNAM VT       PUTNAM VT
                               MFS NEW         MFS TOTAL    DIVERSIFIED   GLOBAL ASSET    GLOBAL EQUITY
                           DISCOVERY SERIES  RETURN SERIES  INCOME FUND  ALLOCATION FUND      FUND
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment
   income................     $ --            $   65,130    $  188,655     $   45,169      $   185,217
  Capital gains income...       --               --             --            --               --
  Net realized gain
   (loss) on security
   transactions..........           (616)           (421)       38,837       (153,604)        (117,400)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        105,485         583,978       (47,911)       219,779        1,011,460
                              ----------      ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        104,869         648,687       179,581        111,344        1,079,277
                              ----------      ----------    ----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        335,377       1,409,008         5,050            425        1,320,150
  Net transfers..........        737,434       4,294,920      (443,918)      (251,129)        (974,736)
  Surrenders for benefit
   payments and fees.....           (513)        (51,007)     (103,903)       (47,304)        (923,631)
  Net loan activity......         (9,341)         22,303       (41,035)        (7,983)         (82,319)
  Cost of insurance......       (130,871)       (575,938)     (210,536)      (134,435)        (871,450)
                              ----------      ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        932,086       5,099,286      (794,342)      (440,426)      (1,531,986)
                              ----------      ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets.........      1,036,955       5,747,973      (614,761)      (329,082)        (452,709)
NET ASSETS:
  Beginning of year......        476,121       2,344,775     2,427,445      1,519,218        8,817,065
                              ----------      ----------    ----------     ----------      -----------
  End of year............     $1,513,076      $8,092,748    $1,812,684     $1,190,136      $ 8,364,356
                              ==========      ==========    ==========     ==========      ===========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            PUTNAM VT      PUTNAM VT       PUTNAM VT
                           GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND       FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  -------------
OPERATIONS:
  Net investment
   income................  $   472,939    $   18,001      $ 1,132,003
  Capital gains income...      --            --               --
  Net realized gain
   (loss) on security
   transactions..........      (25,970)     (301,549)          42,650
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,391,507       586,071          386,040
                           -----------    ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,838,476       302,523        1,560,693
                           -----------    ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    4,283,373          (613)       2,469,966
  Net transfers..........   (1,530,964)     (751,452)       1,551,756
  Surrenders for benefit
   payments and fees.....   (1,583,304)     (276,464)        (525,606)
  Net loan activity......     (431,610)      (27,498)        (211,760)
  Cost of insurance......   (2,864,590)     (503,676)      (1,563,589)
                           -----------    ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,127,095)   (1,559,703)       1,720,767
                           -----------    ----------      -----------
  Net increase (decrease)
   in net assets.........      711,381    (1,257,180)       3,281,460
NET ASSETS:
  Beginning of year......   26,781,611     5,287,672       13,224,407
                           -----------    ----------      -----------
  End of year............  $27,492,992    $4,030,492      $16,505,867
                           ===========    ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                            PUTNAM VT
                                          INTERNATIONAL    PUTNAM VT        PUTNAM VT
                             PUTNAM VT     GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW     PUTNAM VT         PUTNAM VT
                            INCOME FUND    INCOME FUND    EQUITY FUND   OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -------------  ------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................   $   520,161     $   32,997    $   410,973       $   20,806        $   25,361       $   13,996
  Capital gains income...       --             --             --              --                 --              --
  Net realized gain
   (loss) on security
   transactions..........       (38,492)       (54,889)       599,926         (423,514)         (766,109)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        62,118        449,702      2,852,865          592,274         1,172,135         --
                            -----------     ----------    -----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       543,787        427,810      3,863,764          189,566           431,387           13,996
                            -----------     ----------    -----------       ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     2,310,608           (792)     4,599,584           (2,692)           (9,653)        --
  Net transfers..........       210,248       (331,157)    (1,775,295)        (344,568)         (720,555)        (958,301)
  Surrenders for benefit
   payments and fees.....      (518,311)       (41,908)    (1,359,877)         (80,038)         (204,665)        (612,404)
  Net loan activity......      (341,976)        (4,561)      (350,315)          (4,884)          (72,697)          (3,236)
  Cost of insurance......    (1,281,305)      (199,962)    (2,731,811)        (192,546)         (349,128)        (166,001)
                            -----------     ----------    -----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       379,264       (578,380)    (1,617,714)        (624,728)       (1,356,698)      (1,739,942)
                            -----------     ----------    -----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........       923,051       (150,570)     2,246,050         (435,162)         (925,311)      (1,725,946)
NET ASSETS:
  Beginning of year......    11,948,827      2,416,253     25,021,183        1,926,282         4,305,228        2,842,955
                            -----------     ----------    -----------       ----------        ----------       ----------
  End of year............   $12,871,878     $2,265,683    $27,267,233       $1,491,120        $3,379,917       $1,117,009
                            ===========     ==========    ===========       ==========        ==========       ==========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            PUTNAM VT
                               PUTNAM VT       PUTNAM VT      OTC &
                           NEW OPPORTUNITIES   NEW VALUE    EMERGING
                                 FUND            FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $  --           $   53,413   $   --
  Capital gains income...        --               --           --
  Net realized gain
   (loss) on security
   transactions..........         (65,395)        70,038   (1,841,269)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,785,489        582,527    1,986,941
                              -----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,720,094        705,978      145,672
                              -----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       2,743,392            399      (11,059)
  Net transfers..........        (738,983)      (458,351)    (520,843)
  Surrenders for benefit
   payments and fees.....      (1,349,897)      (165,171)     (95,937)
  Net loan activity......        (364,624)       (28,979)     (21,981)
  Cost of insurance......      (1,743,856)      (505,536)    (226,745)
                              -----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,453,968)    (1,157,638)    (876,565)
                              -----------     ----------   ----------
  Net increase (decrease)
   in net assets.........         266,126       (451,660)    (730,893)
NET ASSETS:
  Beginning of year......      16,364,239      5,341,837    2,404,004
                              -----------     ----------   ----------
  End of year............     $16,630,365     $4,890,177   $1,673,111
                              ===========     ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                             PUTNAM VT      PUTNAM VT                               PUTNAM VT
                             THE GEORGE     UTILITIES                 PUTNAM VT      CAPITAL      PUTNAM VT
                            PUTNAM FUND    GROWTH AND    PUTNAM VT     VOYAGER    OPPORTUNITIES    EQUITY
                           OF BOSTON FUND  INCOME FUND  VISTA FUND      FUND          FUND       INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -----------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   100,315    $   60,119   $   --       $   158,327    $  1,924     $      716
  Capital gains income...       --             --           --           --           32,181         --
  Net realized gain
   (loss) on security
   transactions..........        58,770      (281,526)   (1,100,108)    (699,887)        470           (171)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       191,031       672,610     1,480,880    2,288,310      76,988        203,472
                            -----------    ----------   -----------  -----------    --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       350,116       451,203       380,772    1,746,750     111,563        204,017
                            -----------    ----------   -----------  -----------    --------     ----------
UNIT TRANSACTIONS:
  Purchases..............           (37)       --            (9,615)   6,877,115     158,625        344,073
  Net transfers..........      (756,612)     (382,013)     (664,282)  (4,236,195)    434,854      1,847,580
  Surrenders for benefit
   payments and fees.....       (67,181)     (130,066)     (134,653)  (1,949,229)    (14,034)        (5,081)
  Net loan activity......       (22,865)      (27,599)       (9,165)    (607,068)      2,951         (4,832)
  Cost of insurance......      (441,437)     (206,755)     (254,967)  (3,817,851)    (68,227)      (113,782)
                            -----------    ----------   -----------  -----------    --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,288,132)     (746,433)   (1,072,682)  (3,733,228)    514,169      2,067,958
                            -----------    ----------   -----------  -----------    --------     ----------
  Net increase (decrease)
   in net assets.........      (938,016)     (295,230)     (691,910)  (1,986,478)    625,732      2,271,975
NET ASSETS:
  Beginning of year......     4,977,645     2,570,009     2,787,413   36,090,479     338,515        464,415
                            -----------    ----------   -----------  -----------    --------     ----------
  End of year............   $ 4,039,629    $2,274,779   $ 2,095,503  $34,104,001    $964,247     $2,736,390
                            ===========    ==========   ===========  ===========    ========     ==========

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Alliance Bernstein Small/Mid Cap Value Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Van Kampen Life Investment Trust Comstock Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles

_____________________________________ SA-60 ____________________________________
      generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the contract date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.40% from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
AllianceBernstein VP Small/Mid Cap Value
 Portfolio..............................  $    420,305  $         68
AIM V.I. Capital Appreciation Fund......       693,047         7,307
AIM V.I. Mid Cap Core Equity Fund.......     6,868,589       794,879
AIM V.I. Premier Equity Fund............       516,058       172,092
AIM V.I. Small Cap Equity Fund..........        40,722           116
AIM V.I. Capital Development Fund.......        11,469            35
American Funds Asset Allocation Fund....    20,292,116     1,078,806
American Funds Blue Chip Income and
 Growth Fund............................    10,644,862       543,074
American Funds Bond Fund................    11,696,359     3,658,210
American Funds Global Growth Fund.......     8,800,235     1,398,233
American Funds Growth Fund..............    32,237,898     2,252,721
American Funds Growth-Income Fund.......    30,103,261     3,626,447
American Funds International Fund.......    15,879,553       892,256
American Funds New World Fund...........     7,544,664     1,004,289
American Funds Global Small
 Capitalization Fund....................     6,637,929       958,908
Fidelity VIP Asset Manager Portfolio....        85,631       610,298
Fidelity VIP Equity-Income Fund
 Portfolio..............................     7,445,265     3,579,936
Fidelity VIP Contrafund Portfolio.......     2,701,472            84
Fidelity VIP Overseas Portfolio.........        50,780       847,938
Fidelity VIP Mid Cap Portfolio..........       904,824       --
Franklin Small Cap Value Securities
 Fund...................................     9,836,682     1,592,144
Mutual Shares Securities Fund...........    11,071,629       225,543
Hartford Advisers HLS Fund..............    14,205,496    10,188,426
Hartford Total Return Bond HLS Fund.....    25,318,061     7,029,866
Hartford Capital Appreciation HLS
 Fund...................................    51,296,682    14,205,149
Hartford Dividend and Growth HLS Fund...    18,913,977     6,106,793
Hartford Global Advisers HLS Fund.......        56,184       240,816
Hartford Global Leaders HLS Fund........        15,472       346,743
Hartford Global Technology HLS Fund.....        11,088       187,562
Hartford Disciplined Equity HLS Fund....     2,379,082     2,305,756
Hartford Growth Opportunities HLS
 Fund...................................     7,733,524       853,387
Hartford Index HLS Fund.................     9,420,831     9,139,004
Hartford International Small Company HLS
 Fund...................................     5,129,565     1,556,120
Hartford International Opportunities HLS
 Fund...................................     5,886,706     2,140,424
Hartford MidCap HLS Fund................    16,294,663    10,210,818
Hartford MidCap Value HLS Fund..........     4,962,628     3,647,920
Hartford Money Market HLS Fund..........    65,921,709    66,473,586
Hartford Mortgage Securities HLS Fund...     2,569,833     2,053,474
Hartford Small Company HLS Fund.........     3,080,377     7,954,526
Hartford Stock HLS Fund.................     7,657,441    10,203,979
Hartford Value Opportunities HLS Fund...     7,950,860     3,318,774
Lord Abbett America's Value Portfolio...       504,043           163
Lord Abbett Growth and Income
 Portfolio..............................       292,579            69
MFS Investors Trust Series..............         9,941         2,887
MFS New Discovery Series................       919,220       245,233
MFS Total Return Series.................    12,472,513       403,874

_____________________________________ SA-62 ____________________________________

Oppenheimer Capital Appreciation Fund...  $    155,061  $        249
Oppenheimer Global Securities Fund......       646,074           835
Oppenheimer Main StreetFund.............        31,492           826
Putnam VT Diversified Income Fund.......       130,465       303,182
Putnam VT Global Asset Allocation
 Fund...................................        15,499       283,791
Putnam VT Global Equity Fund............     3,691,379     3,507,944
Putnam VT Growth and Income Fund........     1,857,041     3,934,200
Putnam VT Health Sciences Fund..........        27,486       804,391
Putnam VT High Yield Fund...............     8,792,489     6,893,828
Putnam VT Income Fund...................     4,614,758     2,111,176
Putnam VT International Growth and
 Income Fund............................        23,994       375,388
Putnam VT International Equity Fund.....     2,904,455     4,234,225
Putnam VT International New
 Opportunities Fund.....................        12,771       331,107
Putnam VT Investors Fund................        41,445       787,256
Putnam VT Money Market Fund.............        28,043       305,291
Putnam VT New Opportunities Fund........     1,029,776     2,572,788
Putnam VT New Value Fund................        49,032       761,402
Putnam VT OTC & Emerging Growth Fund....       --            343,093
Putnam VT Small Cap Value Fund..........       118,228           154
Putnam VT The George Putnam Fund of
 Boston.................................        84,835     1,004,411
Putnam VT Utilities Growth and Income
 Fund...................................        47,813       336,286
Putnam VT Vista Fund....................            68       511,307
Putnam VT Voyager Fund..................     2,346,128     5,680,695
Putnam VT Capital Opportunities Fund....     1,612,840       413,933
Putnam VT Equity Income Fund............     2,654,194     1,133,676
Van Kampen Life Investment Trust
 Comstock Portfolio.....................       892,139       --
                                          ------------  ------------
                                          $479,293,330  $218,690,167
                                          ============  ============

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                      UNITS     NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED   REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
AllianceBernstein VP Small/Mid Cap
 Value Portfolio...................       42,935           885       42,050
AIM V.I. Capital Appreciation
 Fund..............................       70,040           872       69,168
AIM V.I. Mid Cap Core Equity
 Fund..............................      609,053       183,016      426,037
AIM V.I. Premier Equity Fund.......       58,193        30,307       27,886
AIM V.I. Small Cap Equity Fund.....        3,866            35        3,831
AIM V.I. Capital Development
 Fund..............................        1,114             9        1,105
American Funds Asset Allocation
 Fund..............................    1,988,785       493,545    1,495,240
American Funds Blue Chip Income and
 Growth Fund.......................    1,069,744       298,180      771,564
American Funds Bond Fund...........    1,299,599       628,932      670,667
American Funds Global Growth
 Fund..............................   12,169,804     5,735,975    6,433,829
American Funds Growth Fund.........   55,330,604    25,104,308   30,226,296
American Funds Growth-Income
 Fund..............................   40,863,703    20,912,725   19,950,978
American Funds International
 Fund..............................    1,283,492       366,236      917,256
American Funds New World Fund......      569,619       160,218      409,401
American Funds Global Small
 Capitalization Fund...............    6,586,861     2,764,163    3,822,698
Fidelity VIP Asset Manager
 Portfolio.........................       19,744       318,729     (298,985)
Fidelity VIP Equity-Income Fund
 Portfolio.........................    4,392,513     3,777,777      614,736
Fidelity VIP Contrafund
 Portfolio.........................      268,813         7,023      261,790
Fidelity VIP Overseas Portfolio....        8,022       460,625     (452,603)
Fidelity VIP Mid Cap Portfolio.....       88,637         1,074       87,563
Franklin Small Cap Value Securities
 Fund..............................      815,320       296,050      519,270
Mutual Shares Securities Fund......      985,799       179,383      806,416
Hartford Advisers HLS Fund.........    8,329,300    10,229,047   (1,899,747)
Hartford Total Return Bond HLS
 Fund..............................   15,053,238    10,247,045    4,806,193
Hartford Capital Appreciation HLS
 Fund..............................   10,881,413    10,086,332      795,081
Hartford Dividend and Growth HLS
 Fund..............................    8,471,484     6,256,696    2,214,788
Hartford Global Advisers HLS
 Fund..............................        1,614       182,826     (181,212)
Hartford Global Leaders HLS Fund...        3,668       331,959     (328,291)
Hartford Global Technology HLS
 Fund..............................        9,589       257,888     (248,299)
Hartford Disciplined Equity HLS
 Fund..............................    3,612,514     3,677,058      (64,544)
Hartford Growth Opportunities HLS
 Fund..............................      628,117       206,971      421,146
Hartford Index HLS Fund............    5,336,639     6,305,581     (968,942)
Hartford International Small
 Company HLS Fund..................      333,815       176,302      157,513
Hartford International
 Opportunities HLS Fund............    5,151,382     3,419,484    1,731,898
Hartford MidCap HLS Fund...........    5,262,541     7,365,940   (2,103,399)
Hartford MidCap Value HLS Fund.....      370,784       376,795       (6,011)
Hartford Money Market HLS Fund.....  137,877,077   139,728,210   (1,851,133)
Hartford Mortgage Securities HLS
 Fund..............................    2,070,545     2,086,493      (15,948)
Hartford Small Company HLS Fund....    5,431,362     8,445,192   (3,013,830)
Hartford Stock HLS Fund............    7,423,713     8,887,255   (1,463,542)
Hartford Value Opportunities HLS
 Fund..............................      615,254       332,105      283,149
Lord Abbett America's Value
 Portfolio.........................       50,352         1,114       49,238
Lord Abbett Growth and Income
 Portfolio.........................       27,396           405       26,991
MFS Investors Trust Series.........          984           306          678
MFS New Discovery Series...........       98,764        45,635       53,129
MFS Total Return Series............    1,149,395       203,190      946,205

_____________________________________ SA-64 ____________________________________

Oppenheimer Capital Appreciation
 Fund..............................       14,847           127       14,720
Oppenheimer Global Securities
 Fund..............................       63,010           933       62,077
Oppenheimer Main StreetFund........        3,044           106        2,938
Putnam VT Diversified Income
 Fund..............................          182        15,932      (15,750)
Putnam VT Global Asset Allocation
 Fund..............................          240        11,986      (11,746)
Putnam VT Global Equity Fund.......      205,250       196,833        8,417
Putnam VT Growth and Income Fund...      168,253       237,141      (68,888)
Putnam VT Health Sciences Fund.....        1,948        63,122      (61,174)
Putnam VT High Yield Fund..........      549,287       453,429       95,858
Putnam VT Income Fund..............      364,752       206,822      157,930
Putnam VT International Growth and
 Income Fund.......................        2,635        28,542      (25,907)
Putnam VT International Equity
 Fund..............................      429,590       555,313     (125,723)
Putnam VT International New
 Opportunities Fund................          582        27,895      (27,313)
Putnam VT Investors Fund...........        6,728        85,214      (78,486)
Putnam VT Money Market Fund........           11       194,087     (194,076)
Putnam VT New Opportunities Fund...      167,412       236,707      (69,295)
Putnam VT New Value Fund...........        1,656        44,837      (43,181)
Putnam VT OTC & Emerging Growth
 Fund..............................          812        53,019      (52,207)
Putnam VT Small Cap Value Fund.....       11,869            85       11,784
Putnam VT The George Putnam Fund of
 Boston............................        5,875        79,030      (73,155)
Putnam VT Utilities Growth and
 Income Fund.......................          498        14,454      (13,956)
Putnam VT Vista Fund...............          416        43,444      (43,028)
Putnam VT Voyager Fund.............      265,765       376,176     (110,411)
Putnam VT Capital Opportunities
 Fund..............................      128,871        47,233       81,638
Putnam VT Equity Income Fund.......      243,451       129,704      113,747
Van Kampen Life Investment Trust
 Comstock Portfolio................       87,560         1,333       86,227

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                      UNITS     NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED   REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      468,288        93,049      375,239
AIM V.I. Premier Equity Fund.......       62,163        17,305       44,858
American Funds Asset Allocation
 Fund..............................    1,519,403       221,390    1,298,013
American Funds Blue Chip Income and
 Growth Fund.......................      977,582       169,045      808,537
American Funds Bond Fund...........    1,215,243       137,152    1,078,091
American Funds Global Growth
 Fund..............................   12,513,200     4,034,355    8,478,845
American Funds Growth Fund.........   56,303,579    18,173,109   38,130,470
American Funds Growth-Income
 Fund..............................   40,434,584    14,190,556   26,244,028
American Funds International
 Fund..............................    1,071,284       154,675      916,609
American Funds New World Fund......      229,354        49,178      180,176
American Funds Global Small
 Capitalization Fund...............    5,758,552     2,103,099    3,655,453
Fidelity VIP Asset Manager
 Portfolio.........................        9,838       570,311     (560,473)
Fidelity VIP Equity-Income Fund....    5,163,690     3,519,884    1,643,806
Fidelity VIP Overseas Portfolio....       37,030     1,018,734     (981,704)
Franklin Small Cap Value Securities
 Fund..............................      647,603       113,096      534,507
Mutual Shares Securities Fund......      517,771        91,843      425,928
Hartford Advisers HLS Fund.........   12,237,136     9,968,455    2,268,681
Hartford Bond HLS Fund.............   14,413,043    11,354,674    3,058,369
Hartford Capital Appreciation HLS
 Fund..............................   16,050,304    11,984,584    4,065,720
Hartford Dividend and Growth HLS
 Fund..............................    8,219,553     6,139,938    2,079,615
Hartford Global Advisers HLS
 Fund..............................        2,332       435,860     (433,528)
Hartford Global Leaders HLS Fund...        5,774       423,707     (417,933)
Hartford Global Technology HLS
 Fund..............................          414       343,940     (343,526)
Hartford Disciplined Equity HLS
 Fund..............................    3,343,443     2,787,587      555,856
Hartford Growth Opportunities HLS
 Fund..............................      355,826       108,491      247,335
Hartford Index HLS Fund............    6,280,328     7,369,834   (1,089,506)
Hartford International Small
 Company HLS Fund..................      337,594        80,161      257,433
Hartford International
 Opportunities HLS Fund............    4,855,192     3,719,615    1,135,577
Hartford MidCap HLS Fund...........    7,583,379     7,171,154      412,225
Hartford MidCap Value HLS Fund.....      915,463       207,763      707,700
Hartford Money Market HLS Fund.....  151,150,363   158,034,791   (6,884,428)
Hartford Mortgage Securities HLS
 Fund..............................    3,276,130     2,638,876      637,254
Hartford Small Company HLS Fund....    8,957,099     8,993,182      (36,083)
Hartford Stock HLS Fund............    9,699,835     9,757,246      (57,411)
Hartford Value Opportunities HLS
 Fund..............................      565,583       128,034      437,549
MFS New Discovery Series...........       97,514        19,584       77,930
MFS Total Return Fund..............      539,201        82,170      457,031
Putnam VT Diversified Income
 Fund..............................        1,784        46,593      (44,809)
Putnam VT Global Asset Allocation
 Fund..............................          614        20,449      (19,835)
Putnam VT Global Equity Fund.......      102,436       175,489      (73,053)
Putnam VT Growth and Income Fund...      207,816       271,180      (63,364)
Putnam VT Health Sciences Fund.....        3,116       136,715     (133,599)
Putnam VT High Yield Fund..........      384,763       239,805      144,958
Putnam VT Income Fund..............      303,184       250,714       52,470
Putnam VT International Growth and
 Income Fund.......................        3,236        50,171      (46,935)
Putnam VT International Equity
 Fund..............................      597,375       729,904     (132,529)
Putnam VT International New
 Opportunities Fund................        1,434        62,527      (61,093)

_____________________________________ SA-66 ____________________________________

Putnam VT Investors Fund...........       14,066       165,532     (151,466)
Putnam VT Money Market Fund........       28,199     1,161,546   (1,133,347)
Putnam VT New Opportunities Fund...      246,284       309,017      (62,733)
Putnam VT New Value Fund...........        2,754        76,441      (73,687)
Putnam VT OTC & Emerging Growth
 Fund..............................       22,700       167,335     (144,635)
Putnam VT The George Putnam Fund of
 Boston Fund.......................          316       100,297      (99,981)
Putnam VT Utilities Growth and
 Income Fund.......................        1,467        38,989      (37,522)
Putnam VT Vista Fund...............       13,568       119,912     (106,344)
Putnam VT Voyager Fund.............      369,846       469,100      (99,254)
Putnam VT Capital Opportunities
 Fund..............................       48,729         9,008       39,721
Putnam VT Equity Income Fund.......      191,943        17,489      174,454

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005
 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO
  2005  Lowest contract charges         42,050  $10.053255   $    422,734     --        --             0.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2005  Lowest contract charges         69,168   10.594074        732,771     --          0.32%        5.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. MID CAP CORE EQUITY FUND
  2005  Lowest contract charges        889,599   13.954120     12,413,573     --          0.66%        7.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        463,562   12.966631      6,010,833     --          0.28%       13.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         88,323   11.392463      1,006,216     --        --            13.93%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges         91,498   12.588744      1,151,840     --          0.98%        5.66%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         63,612   11.914989        757,940     --          0.65%        5.77%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         18,754   11.264791        211,262     --          0.57%       12.65%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. SMALL CAP EQUITY FUND
  2005  Lowest contract charges          3,831   10.434113         39,968     --        --             4.34%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. CAPITAL DEVELOPMENT FUND
  2005  Lowest contract charges          1,105   10.307493         11,394     --        --             3.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-68 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION FUND
  2005  Lowest contract charges      3,392,245  $13.077484   $ 44,362,026     --          2.67%        9.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,897,005   11.982388     22,730,649     --          2.77%        8.34%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        598,992   11.059916      6,624,797     --          3.88%       10.60%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2005  Lowest contract charges      1,897,219   13.649702     25,896,470     --          0.97%        7.24%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,125,655   12.728640     14,328,059     --          0.69%        9.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        317,118   11.598516      3,678,104     --        --            15.99%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS BOND FUND
  2005  Lowest contract charges      2,048,674   11.083750     22,706,993     --          3.55%        1.59%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,378,007   10.910455     15,034,682     --          3.09%        5.72%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        299,916   10.320517      3,095,291     --        --             3.21%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2005  Lowest contract charges     30,292,374    1.241944     37,621,432     --          0.67%       14.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     23,858,545    1.088710     25,975,037     --          0.44%       13.49%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     15,379,700    0.959325     14,754,131     --          0.35%       35.27%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      6,423,272    0.709176      4,555,231     --          0.83%      (14.64)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      2,374,804    0.830793      1,972,970     --          0.65%      (16.92)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GROWTH FUND
  2005  Lowest contract charges    146,366,232  $ 1.070088   $156,624,748     --          0.75%       16.19%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges    116,139,936    0.920977    106,962,210     --          0.20%       12.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     78,009,466    0.818667     63,863,776     --          0.15%       36.81%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     36,019,291    0.598421     21,554,700     --          0.05%      (24.45)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     11,608,620    0.792121      9,195,432     --          0.35%      (20.79)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2005  Lowest contract charges    114,769,448    1.266953    145,407,497     --          1.43%        5.83%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     94,818,470    1.197136    113,510,605     --          0.99%       10.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     68,574,442    1.084618     74,377,074     --          1.29%       32.43%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     34,787,201    0.819043     28,492,213     --          1.48%      (18.34)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     10,507,976    1.003020     10,539,710     --          1.46%        0.30%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
  2005  Lowest contract charges      2,246,359   18.202405     40,889,132     --          1.82%       21.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,329,103   14.981085     19,911,407     --          1.88%       19.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        412,494   12.555634      5,179,126     --          2.51%       25.56%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-70 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS NEW WORLD FUND
  2005  Lowest contract charges        712,154  $17.820884   $ 12,691,218     --          1.24%       20.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        302,753   14.760130      4,468,674     --          1.94%       18.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        122,577   12.424553      1,522,967     --        --            24.25%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2005  Lowest contract charges     14,344,510    1.638805     23,507,855     --          0.95%       25.35%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     10,521,812    1.307366     13,755,859     --        --            20.88%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      6,866,359    1.081533      7,426,194     --          0.56%       53.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      3,121,814    0.704466      2,199,212     --          0.73%      (19.05)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        935,412    0.870271        814,062     --          0.66%      (12.97)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2005  Lowest contract charges      1,293,414    2.118302      2,739,841     --          2.83%        4.04%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,592,399    2.035964      3,242,068     --          3.07%        5.47%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,152,872    1.930394      4,155,892     --          3.50%       17.98%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,729,809    1.636274      4,466,715     --          3.51%       (8.73)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,973,784    1.792741      3,538,483     --          3.82%       (4.09)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
FIDELITY VIP EQUITY-INCOME FUND PORTFOLIO
  2005  Lowest contract charges         24,632  $10.387944   $    255,874     --        --             3.88%
        Highest contract charges    16,224,483    2.743539     44,512,501     --          1.57%        5.87%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     15,634,379    2.591536     40,517,055     --          1.46%       11.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     13,990,573    2.323637     32,509,013     --          1.63%       30.33%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     11,396,137    1.782890     20,318,058     --          1.60%      (16.95)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      9,094,369    2.146668     19,522,592     --          1.49%       (4.96)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP CONTRAFUND PORTFOLIO
  2005  Lowest contract charges        261,790   10.689654      2,798,445     --        --             6.90%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP OVERSEAS PORTFOLIO
  2005  Lowest contract charges      1,519,518    2.150376      3,267,534     --          0.68%       19.05%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,972,121    1.806348      3,562,337     --          1.32%       13.64%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,953,825    1.589607      4,695,422     --          0.88%       43.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      4,433,446    1.108757      4,915,614     --          0.69%      (20.28)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      3,671,008    1.390795      5,105,619     --          4.76%      (21.17)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP MID CAP PORTFOLIO
  2005  Lowest contract charges         87,563   10.631702        930,940     --        --             6.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-72 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2005  Lowest contract charges      1,207,277  $16.381351   $ 19,776,829     --          0.71%        8.77%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        688,007   15.061082     10,362,130     --          0.17%       23.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        153,500   12.170997      1,868,245     --        --            21.71%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MUTUAL SHARES SECURITIES FUND
  2005  Lowest contract charges      1,425,325   14.163953     20,188,237     --          0.83%       10.55%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        618,909   12.811952      7,929,434     --          0.79%       12.63%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        192,981   11.375095      2,195,175     --        --            13.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges     35,681,879    2.886947    103,011,694     --          3.26%        7.24%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     37,581,626    2.692139    101,174,960     --          2.11%        3.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     35,312,945    2.594991     91,636,775     --          2.51%       18.49%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     30,188,385    2.190023     66,113,258     --          3.10%      (13.79)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     22,666,244    2.540380     57,580,874     --          2.96%       (4.64)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges     43,102,040  $ 2.254006   $ 97,152,256     --          7.62%        2.45%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     38,295,847    2.200121     84,255,497     --          4.62%        4.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     35,237,478    2.102885     74,100,364     --          3.89%        7.85%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     24,077,334    1.949909     46,948,610     --          3.75%       10.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     11,456,525    1.771309     20,293,046     --          4.49%        8.68%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges     42,096,477    5.633312    237,142,587     --          0.97%       15.55%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     41,301,396    4.875404    201,360,991     --          0.37%       19.36%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     37,235,676    4.084473    152,088,111     --          0.66%       42.38%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     33,134,345    2.868780     95,055,145     --          0.69%      (19.70)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     26,281,710    3.572570     93,893,248     --          0.72%       (6.94)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges     28,228,858    3.380148     95,417,719     --          1.96%        5.96%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     26,014,070    3.190025     82,985,534     --          1.45%       12.42%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     23,934,455    2.837561     67,915,477     --          1.71%       26.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     18,418,887    2.237882     41,219,295     --          1.62%      (14.23)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     14,979,171    2.609041     39,081,272     --          1.75%       (4.04)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-74 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges      1,082,280  $ 1.409162   $  1,525,109     --          3.60%        3.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,263,492    1.363233      1,722,434     --          0.02%       12.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      1,697,020    1.209099      2,051,865     --          0.64%       22.26%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,096,259    0.988953      2,073,101     --          0.05%       (8.95)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,500,015    1.086141      1,629,228     --          0.97%       (6.25)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges      1,417,005    1.131997      1,604,046     --          0.77%        2.59%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,745,296    1.103429      1,925,810     --          0.51%       19.19%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,163,229    0.925806      2,002,731     --          0.41%       35.57%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,544,254    0.682881      1,737,423     --          1.15%      (19.51)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,159,597    0.848373        983,771     --          1.45%      (15.16)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges      1,869,375    0.823643      1,539,698     --          0.29%       11.15%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      2,117,674    0.740995      1,569,186     --        --             1.35%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,461,200    0.731126      1,799,448     --        --            60.22%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,765,870    0.452718      1,252,159     --        --           (38.59)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        975,598    0.737165        719,177     --        --           (26.28)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges     12,592,439  $ 1.364817   $ 17,186,375     --          1.17%        6.58%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     12,656,983    1.280563     16,208,064     --          1.13%        8.41%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     12,101,127    1.181232     14,294,239     --          1.32%       28.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      9,720,630    0.916970      8,913,526     --          0.40%      (24.65)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      7,137,489    1.216983      8,686,202     --        --            (8.02)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        840,930   16.452771     13,835,626     --          0.28%       16.31%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        419,784   14.145761      5,938,165     --        --            17.19%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        172,449   12.071320      2,081,688     --        --            20.71%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges     20,634,209    3.260543     67,278,725     --          1.91%        4.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     21,603,151    3.120058     67,403,085     --          1.26%       10.39%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     22,692,657    2.826298     64,136,211     --          1.47%       28.13%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     20,319,633    2.205769     44,820,418     --          1.27%      (22.45)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     14,994,758    2.844242     42,648,720     --          0.96%      (12.31)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-76 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges        475,660  $17.897193   $  8,512,985     --          3.09%       18.60%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        318,147   15.090922      4,801,134     --        --            16.96%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         60,714   12.902318        783,347     --          2.43%       29.02%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges     13,725,443    2.366771     32,484,981     --        --            14.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     11,993,545    2.064885     24,765,291     --          0.76%       18.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     10,857,968    1.748699     18,987,317     --          0.99%       33.10%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     11,672,134    1.313864     15,335,597     --          2.02%      (17.93)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     10,614,098    1.600938     16,992,513     --          0.12%      (18.73)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges     26,644,122    3.252335     86,655,611     --          0.40%       16.78%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     28,747,521    2.784937     80,060,035     --          0.27%       16.44%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     28,335,296    2.391809     67,772,616     --          0.27%       37.67%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     21,838,918    1.737334     37,941,494     --          0.12%      (14.22)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     15,081,261    2.025330     30,544,530     --        --            (3.62)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD MIDCAP VALUE HLS FUND
  2005  Lowest contract charges        934,814  $16.116626   $ 15,066,050     --          0.60%        9.99%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        940,825   14.653166     13,786,071     --          0.12%       16.30%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        233,125   12.599619      2,937,288     --        --            26.00%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges     52,654,745    1.599845     84,239,431     --          2.80%        2.84%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     54,505,878    1.555598     84,789,235     --          0.93%        0.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     61,390,306    1.541051     94,605,592     --          0.75%        0.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     71,570,885    1.529607    109,475,326     --          1.45%        1.47%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     65,755,665    1.507506     99,127,060     --          3.36%        3.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges      6,716,287    2.043515     13,724,834     --          4.05%        2.36%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      6,732,235    1.996349     13,439,890     --          4.64%        4.12%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      6,094,981    1.917343     11,686,169     --          3.28%        2.29%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      5,607,730    1.874447     10,511,393     --          3.21%        8.15%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,416,684    1.733120      2,455,284     --          5.02%        7.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-78 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges     22,277,708  $ 1.947811   $ 43,392,764     --        --            21.01%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     25,291,538    1.609664     40,710,878     --        --            12.18%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     25,327,621    1.434873     36,341,920     --        --            55.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     19,850,587    0.920563     18,273,716     --        --           (30.23)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     15,053,306    1.319402     19,861,362     --        --           (14.92)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges     31,329,220    3.354778    105,102,579     --          1.89%        9.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     32,792,762    3.060365    100,357,820     --          1.11%        4.17%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     32,850,173    2.937881     96,509,899     --          1.26%       26.47%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     30,837,526    2.322928     71,633,353     --          1.06%      (24.25)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     28,036,263    3.066451     85,971,826     --          0.79%      (12.23)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        795,231   15.857149     12,610,091     --          1.58%        8.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        512,082   14.638700      7,496,218     --          0.30%       18.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         74,533   12.314438        917,835     --        --            23.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
  2005  Lowest contract charges         49,238   10.009346        492,838     --         20.50%        0.09%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
  2005  Lowest contract charges         26,991  $10.370449   $    279,911     --          8.76%        3.70%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MFS INVESTORS TRUST SERIES
  2005  Lowest contract charges            678   10.438310          7,080     --        --             4.38%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MFS NEW DISCOVERY SERIES
  2005  Lowest contract charges        170,349   13.585071      2,314,207     --        --             5.25%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        117,220   12.907985      1,513,076     --        --             6.52%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         39,290   12.118057        476,121     --        --            21.18%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MFS TOTAL RETURN SERIES
  2005  Lowest contract charges      1,620,828   12.334140     19,991,517     --          1.56%        2.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        674,623   11.995951      8,092,748     --          1.30%       11.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        217,592   10.776006      2,344,775     --        --             7.76%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
OPPENHEIMER CAPITAL APPRECIATION FUND
  2005  Lowest contract charges         14,720   10.414050        153,291     --        --             4.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
OPPENHEIMER GLOBAL SECURITIES FUND
  2005  Lowest contract charges         62,077   10.710592        664,878     --        --             7.11%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
OPPENHEIMER MAIN STREET FUND
  2005  Lowest contract charges          2,938   10.364164         30,453     --        --             3.64%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-80 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT DIVERSIFIED INCOME FUND
  2005  Lowest contract charges         80,106  $19.530112   $  1,564,474     --          7.73%        3.28%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         95,856   18.910417      1,812,684     --          9.62%        9.58%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        140,665   17.256953      2,427,445     --         12.70%       20.27%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        454,850   14.348324      6,526,336     --          3.46%        6.20%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        152,197   13.510984      2,056,326     --          6.39%        3.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2005  Lowest contract charges         38,513   25.385139        977,666     --          1.46%        7.20%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         50,259   23.680233      1,190,136     --          3.38%        9.26%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         70,094   21.674078      1,519,218     --          4.42%       22.04%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        119,463   17.760045      2,121,661     --          2.04%      (12.36)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        140,567   20.265402      2,848,642     --          1.07%       (8.35)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT GLOBAL EQUITY FUND
  2005  Lowest contract charges        370,485   24.129019      8,939,431     --          0.98%        9.09%
        Highest contract charges        21,731   14.331216        311,436     --          0.67%        8.78%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        369,863   22.118357      8,180,767     --          2.29%       13.94%
        Highest contract charges        13,935   13.174300        183,590     --          1.57%       13.68%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        450,255   19.412578      8,740,616     --          1.26%       29.54%
        Highest contract charges         6,597   11.588901         76,449     --        --            15.89%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        493,893   14.985684      7,401,321     --          0.32%      (22.16)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        558,333   19.251979     10,749,008     --        --           (29.66)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT GROWTH AND INCOME FUND
  2005  Lowest contract charges         65,094  $13.285600   $    864,808     --          1.26%        5.23%
        Highest contract charges       794,071   32.040356     25,442,316     --          1.81%        5.50%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         39,019   12.625543        492,632     --          1.09%       11.11%
        Highest contract charges       889,034   30.370460     27,000,360     --          1.81%       11.37%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         16,049   11.362976        182,359     --        --            13.63%
        Highest contract charges       975,368   27.270997     26,599,252     --          2.32%       27.69%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      1,362,763   21.356598     29,103,976     --          2.39%      (18.79)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,385,628   26.297364     36,438,369     --          1.59%       (6.16)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2005  Lowest contract charges        266,492   13.960596      3,720,381     --          0.31%       13.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        327,666   12.300632      4,030,492     --          0.41%        7.30%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        461,265   11.463412      5,287,672     --          0.88%       18.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        701,636    9.649126      6,770,172     --          0.07%      (20.21)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        649,361   12.092641      7,852,495     --          0.04%      (19.53)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT HIGH YIELD FUND
  2005  Lowest contract charges        583,930   22.734033     13,275,089     --          8.28%        3.47%
        Highest contract charges       350,068   12.463889      4,363,203     --          6.89%        3.10%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        644,866   21.972422     14,169,259     --          7.95%       10.99%
        Highest contract charges       193,274   12.089639      2,336,608     --          6.07%       10.54%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        636,939   19.796707     12,609,302     --          9.51%       26.86%
        Highest contract charges        56,243   10.936633        615,105     --        --             9.37%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        491,602   15.605782      7,671,827     --         12.39%       (0.54)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        420,610   15.690083      6,599,408     --         12.34%        3.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-82 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT INCOME FUND
  2005  Lowest contract charges        626,110  $20.337007   $ 12,733,204     --          3.31%        2.60%
        Highest contract charges       225,896   10.640021      2,403,538     --          2.53%        2.36%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        600,080   19.822044     11,894,811     --          4.29%        4.72%
        Highest contract charges        93,996   10.394738        977,067     --          3.06%        4.43%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        619,795   18.928406     11,731,733     --          4.71%        4.70%
        Highest contract charges        21,811    9.953490        217,094     --        --            (0.47)%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        559,093   18.079459     10,108,105     --          4.10%        8.09%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        341,056   16.725709      5,704,405     --          5.93%        7.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2005  Lowest contract charges        133,879   16.212019      2,170,454     --          1.07%       14.33%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        159,786   14.179491      2,265,683     --          1.50%       21.31%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        206,721   11.688479      2,416,253     --          2.14%       38.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        487,886    8.447396      4,121,367     --          0.67%      (13.67)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        384,606    9.785153      3,763,428     --          1.02%      (20.67)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges      1,589,137   15.728136     24,994,157     --          1.69%       12.45%
        Highest contract charges       237,299   15.439804      3,663,846     --          1.28%       12.20%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,791,572   13.986237     25,057,352     --          1.70%       16.49%
        Highest contract charges       160,587   13.761280      2,209,880     --          1.00%       16.19%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        --        10.983758       --           --          2.08%       28.89%
        Highest contract charges        57,634   11.843322        682,574     --        --            18.43%
        Remaining contract
        charges                      2,027,054      --         24,338,608     --        --           --
  2002  Lowest contract charges            313    8.522016          2,667     --          1.54%       (9.63)%
        Highest contract charges     2,040,087    9.315833     19,005,114     --          0.98%      (17.52)%
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,538,040   11.294275     17,371,051     --          0.34%      (20.41)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2005  Lowest contract charges        103,262  $13.548679   $  1,399,069     --          0.90%       18.64%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        130,575   11.419666      1,491,120     --          1.34%       13.63%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        191,668   10.050111      1,926,282     --          0.65%       33.59%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        373,760    7.523083      2,811,828     --          0.86%      (13.46)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        370,966    8.693232      3,224,894     --        --           (28.52)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT INVESTORS FUND
  2005  Lowest contract charges        265,549   10.711383      2,844,392     --          1.31%        9.03%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        344,035    9.824339      3,379,917     --          0.71%       13.07%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        495,501    8.688642      4,305,228     --          0.81%       27.25%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        912,502    6.827953      6,230,521     --          0.41%      (23.68)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        783,835    8.946510      7,012,591     --          0.09%      (24.61)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT MONEY MARKET FUND
  2005  Lowest contract charges        528,572    1.588794        839,793     --          2.72%        2.79%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        722,648    1.545717      1,117,009     --          0.85%        0.91%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      1,855,996    1.531768      2,842,955     --          0.77%        0.76%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      3,007,885    1.520209      4,572,614     --          1.44%        1.46%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      2,808,924    1.498367      4,208,799     --          3.58%        4.00%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-84 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT NEW OPPORTUNITIES FUND
  2005  Lowest contract charges         63,761  $13.979089   $    891,316     --          0.09%       10.00%
        Highest contract charges       698,301   22.488065     15,703,448     --          0.37%       10.32%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         41,135   12.708018        522,745     --        --            10.31%
        Highest contract charges       790,222   20.383662     16,107,620     --        --            10.57%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         17,106   11.520422        197,072     --        --            15.20%
        Highest contract charges       876,984   18.434963     16,167,167     --        --            32.70%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      1,009,721   13.891974     14,027,023     --        --           (30.29)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,023,641   19.929373     20,400,525     --        --           (29.99)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT NEW VALUE FUND
  2005  Lowest contract charges        235,231   18.642121      4,385,208     --          1.09%        6.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        278,412   17.564560      4,890,177     --          1.10%       15.77%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        352,099   15.171400      5,341,837     --          1.71%       32.86%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        690,151   11.418982      7,880,826     --          3.94%      (15.44)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        492,052   13.503535      6,644,446     --          0.78%        3.61%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2005  Lowest contract charges        203,306    7.077526      1,438,904     --        --             8.09%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        255,513    6.548058      1,673,111     --        --             8.99%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        400,148    6.007790      2,404,004     --        --            35.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        980,487    4.419389      4,333,155     --        --           (32.06)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        867,691    6.504819      5,644,171     --        --           (45.57)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT SMALL CAP VALUE FUND
  2005  Lowest contract charges         11,784  $10.061432   $    118,569     --        --             0.61%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2005  Lowest contract charges        223,797   14.177205      3,172,817     --          2.39%        4.22%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        296,952   13.603625      4,039,629     --          2.26%        8.48%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        396,933   12.540269      4,977,645     --          2.89%       17.35%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        510,091   10.685893      5,450,782     --          2.32%       (8.57)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        291,220   11.687147      3,403,533     --          2.30%        0.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2005  Lowest contract charges         85,608   24.890887      2,130,862     --          2.15%        8.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         99,564   22.847531      2,274,779     --          2.59%       21.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        137,086   18.747452      2,570,009     --          4.46%       25.00%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        225,854   14.997690      3,387,283     --          3.71%      (23.83)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        207,695   19.690377      4,089,586     --          2.95%      (22.15)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-86 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT VISTA FUND
  2005  Lowest contract charges        139,806  $12.891632   $  1,802,322     --        --            12.48%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        182,834   11.461246      2,095,503     --        --            18.90%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        289,178    9.639100      2,787,413     --        --            33.42%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        544,137    7.224769      3,931,262     --        --           (30.38)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        598,239   10.377065      6,207,970     --        --           (33.40)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT VOYAGER FUND
  2005  Lowest contract charges      1,005,479   30.510819     30,677,983     --          0.93%        5.94%
        Highest contract charges       120,581   12.448612      1,501,065     --          0.60%        5.69%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,147,913   28.800926     33,060,950     --          0.48%        5.34%
        Highest contract charges        88,558   11.778147      1,043,051     --          0.16%        5.03%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      1,309,014   27.341904     35,790,947     --          0.65%       25.16%
        Highest contract charges        26,711   11.213819        299,532     --        --            12.14%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      1,429,244   21.845647     31,222,755     --          0.88%      (26.34)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,430,794   29.655765     42,431,297     --          0.11%      (22.24)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2005  Lowest contract charges        149,501   15.651902      2,339,978     --        --            10.16%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         67,863   14.208783        964,247     --          0.37%       18.12%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         28,142   12.028998        338,515     --          5.15%       20.29%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT EQUITY INCOME FUND
  2005  Lowest contract charges        329,063  $13.408382   $  4,412,197     --          0.91%        5.51%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        215,316   12.708724      2,736,390     --          0.07%       11.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         40,862   11.365596        464,415     --          0.96%       13.66%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO
  2005  Lowest contract charges         86,227   10.380228        895,056     --        --             3.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.40% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

   The Company will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the Company.

   These charges are a redemption of units.

RIDERS:
   The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, Child Insurance, Lifetime No Lapse, Yearly Renewable Term Life Insurance, Waiver of Scheduled Premium Option, Estate Protection, Guaranteed Withdrawal Benefit and Last Survivor Yearly Renewable Term.

   These deductions range from
      - $.01 - $.06 per $1,000 of Face Amount
      - $.14 - $179.44 per $1,000 of net amount at risk
      - 6.9% - 34.5% of the monthly deduction amount
      - $.04 - $.20 per $1.00 of the specified amount
      - $.50 - $6.00 per $1,000 of benefit
      - $.01 - $.06 per $1,000 of Face Amount
      - $.06 - $86.13 per net amount at risk
      - 11% each time waived
      - $.25 - $15.48 per $1,000 of Face Amount

   These charges are a redemption of units.

_____________________________________ SA-88 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)    Resolution of the Board of Directors of Hartford Life and Annuity
       Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(4)
(e)(1) Supplemental Form of Application for Flexible Premium Variable Life
       Insurance Policies.(7)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(5)
(g)    Contracts of Reinsurance.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and
       Assistant General Counsel.
(l)    Actuarial Opinion.(6)
(m)    Calculations.(6)
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-88787, Filed on November 19, 2003.

(4) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-88787, on October 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(6) Incorporated by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 7, 2006.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
------------------------------------------------------------------------------------------------------------------
Simpa Baiye                         Assistant Actuary
------------------------------------------------------------------------------------------------------------------
David G. Bedard                     Senior Vice President
------------------------------------------------------------------------------------------------------------------
David A. Carlson                    Director of Taxes, Senior Vice President
------------------------------------------------------------------------------------------------------------------
Richard G. Costello                 Vice President and Secretary
------------------------------------------------------------------------------------------------------------------
Rochelle S. Cummings                Vice President
------------------------------------------------------------------------------------------------------------------
James Davey                         Senior Vice President
------------------------------------------------------------------------------------------------------------------
Christopher M. Grinnell             Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Daniel R. Guilbert                  Actuary, Vice President
------------------------------------------------------------------------------------------------------------------
Susan M. Hess                       Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Charles E. Hunt                     Vice President
------------------------------------------------------------------------------------------------------------------
Anne Iezzi                          Vice President, Chief Compliance Officer
------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                    Senior Vice President
------------------------------------------------------------------------------------------------------------------
Michael L. Kalen                    Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
Thomas P. Kalmbach                  Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Diane Krajewski                     Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President
------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                   Vice President
------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
------------------------------------------------------------------------------------------------------------------
Kenneth A. McCullum                 Senior Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
------------------------------------------------------------------------------------------------------------------
Jonathan L. Mercier                 Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Peter J. Michalik                   Vice President
------------------------------------------------------------------------------------------------------------------
John J. Mittelstadt                 Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                    Senior Vice President
------------------------------------------------------------------------------------------------------------------
Michael J. Roscoe                   Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Richard Rubin                       Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                   Vice President
------------------------------------------------------------------------------------------------------------------
Charles D. Tatro                    Actuary, Assistant Vice President
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Andrew J. Waggoner                  Vice President
------------------------------------------------------------------------------------------------------------------
John C. Walters                     Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
Neal S. Wolin                       Executive Vice President, General Counsel
------------------------------------------------------------------------------------------------------------------
Lizabeth H. Zlatkus                 Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*
------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 333-50280, filed on April 7, 2006.

ITEM 29.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President
Richard G. Costello             Vice President and Secretary
Michael L. Kalen                Executive Vice President, Director
Joseph F. Mahoney               Vice President
Thomas M. Marra                 President and Chief Executive Officer, Director
John C. Walters                 Executive Vice President

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 19th day of December, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
 Director*
Glenn D. Lammey, Executive Vice President and Chief
 Financial Officer*
Thomas M. Marra, President, Chief Executive
 Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Senior Vice President & Chief
 Accounting Officer*
John C. Walters, Executive Vice President, Director*     *By:   /s/ Jerry K. Scheinfeldt
                                                                -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                  Jerry K. Scheinfeldt
 Director*                                                      Attorney-in-Fact
David M. Znamierowski, Executive Vice                    Date:  December 19, 2006
 President & Chief Investment Officer, Director*

333-88787

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.